                                      N-14
                                Initial Statement

      As filed with the Securities and Exchange Commission on June 29, 2001

                     Registration Nos. 2-91229 and 811-4025

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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. _____ [ ]
                     Post-Effective Amendment No. _____ [ ]

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                        AMERICAN CENTURY MUNICIPAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                                4500 Main Street
                                 P.O. Box 419200
                           Kansas City, MO 64141-6200
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 816-531-5575

                             Charles A. Etherington
                  Vice President and Associate General Counsel
          4500 Main Street, P.O. Box 419200, Kansas City, MO 64141-6200
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this
Registration Statement becomes effective under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration Nos. 2-91229 and 811-4025) pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Registrant is filing as an exhibit to this Registration Statement an opinion related to the legality of shares being issued in connection with this Registration Statement. Pursuant to
Rule 429, this Registration Statement relates to the aforesaid Registration
Statement on Form N-1A.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the
Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

                         American Century Investments
                                4500 Main Street
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                          American Century Investments
                                4500 Main Street
                          Kansas City, Missouri 64111

_______________, 2001

Dear American Century Long-Term Tax-Free Fund Shareholder:

     I am writing to ask for your support of an important proposal affecting your fund. The proposal will be voted on at an upcoming Special Meeting of shareholders to be held on Friday, November 16, 2001. Please take a few minutes to read the enclosed materials, complete and sign the proxy voting card and mail it back to us.

     As a shareholder of American Century Long-Term Tax-Free Fund, you are being asked to approve the combination of your fund with the American Century Tax-Free
Bond Fund.

     The reason for the combination is twofold. First, the reorganization will combine funds with substantially similar investment objectives and strategies.
Investors can select one, general-purpose tax-free bond fund rather than decide between two substantially similar funds.

     Second, management believes it will be more efficient to have the funds'
talented portfolio management team focus on a single, larger portfolio of assets rather than continue managing two very similar, smaller portfolios.

     The Board of Trustees of your fund has unanimously voted in favor of this reorganization and believes the combination is in your fund's and your best interests. We encourage you to vote "FOR" the reorganization. The enclosed materials give more detailed information about the proposed reorganization and the reasons why we recommend you vote for it.

     Please don't put these materials aside, thinking that you will return to them at another time. If shareholders don't return their proxies, additional expenses must be incurred to pay for follow-up mailings and phone calls. PLEASE
TAKE A FEW MINUTES TO REVIEW THE ENCLOSED MATERIALS AND SIGN AND RETURN YOUR
PROXY CARD TODAY. If you have any questions or need any help in voting your shares, please call us at 1-800-331-8331.  For business, not-for-profit, and employer-sponsored retirement accounts, please call 1-800-345-3533, ext. 5004.

To more efficiently handle this proxy solicitation, we have hired Alamo Direct to act as our proxy solicitor. They might be calling you during the solicitation process to ensure that you do not have questions or concerns about the voting process and to assist you with your vote.

     Thank you for your time in considering this important proposal. We believe the reorganization will enable us to better serve your needs. Thank you for investing with American Century and for your continued support.

                                Sincerely,
                                /s/ William M. Lyons
                                William M. Lyons
                                President

                   IMPORTANT INFORMATION YOU SHOULD CONSIDER

     The following Q&A is a brief summary of some of the issues that may be important to you. It may not contain all of the information or topics that you think are important and, as a result, this Q&A is qualified in its entirety by the more detailed information contained elsewhere in this document, or incorporated by reference into this document. Please read all the enclosed proxy materials before voting. PLEASE REMEMBER TO VOTE YOUR SHARES AS SOON AS
POSSIBLE. If enough shareholders return their proxy cards soon, additional costs for follow-up mailings and phone calls may be avoided.

Q.   What is the purpose of the upcoming meeting?

A.   Your Board of Trustees has recommended combining Long-Term Tax-Free into
     Tax-Free Bond. This combination requires approval of Long-Term Tax-Free shareholders. The Special Meeting will be held on Friday, November 16, 2001 at 10:00 a.m. (Central time) at American Century Tower I, 4500 Main Street,
     Kansas City, Missouri. Shareholders of record as of the close of business on August 10, 2001 are eligible to vote.

Q.   Why is the reorganization being proposed?

A.   The reorganization seeks to improve operational and investment management efficiencies by combining funds with substantially similar investment objectives and investment policies, approaches, procedures and portfolio securities. Combining these similar funds will permit the portfolio management team to focus its resources on a single, larger fund, rather than divide its time between two smaller funds.  Combining these funds will also help eliminate customer confusion regarding which tax-free bond fund to choose.

Q.   How will the reorganization be accomplished?

A.   Shareholders of Long-Term Tax-Free are being asked to approve the combination of their fund with Tax-Free Bond pursuant to the Agreement and
     Plan of Reorganization described on page __. The reorganization will take the form of a transfer of assets by Long-Term Tax-Free in exchange for shares of Tax-Free Bond. Long-Term Tax-Free will then make a liquidating distribution to its shareholders of the Tax-Free Bond shares received in the exchange.

Q.   What will shareholders get if the reorganization is approved?

A.   As a result of the liquidating distribution, you will receive shares of
     Tax-Free Bond in an amount equal to the value of your Long-Term Tax-Free shares on the date the combination takes place (probably December 3, 2001).
     The total dollar value of your account after the reorganization will be the same as the total dollar value of your account before the reorganization.
     However, because the net asset value (price per share) of Tax-Free Bond may be different from the net asset value of Long-Term Tax-Free, you may receive a different number of shares than the number of shares of Long-Term
     Tax-Free that you have.

Q.   Why did the Board of Trustees approve the reorganization?

A.   After reviewing many factors, your Board of Trustees unanimously determined that the reorganization was in the best interests of Long-Term Tax-Free and its shareholders. Some of the factors considered include:

       * Operational and investment management efficiencies

       * Streamlining investment options to eliminate customer confusion

       * Combining funds with substantially similar investment objectives, policies, approaches, procedures and portfolio securities

Q.   Will the exchange of Long-Term Tax-Free shares for shares of Tax-Free Bond cause shareholders to realize income or capital gains for tax purposes?

A.   No. The exchange of shares in the reorganization will be tax-free. We will obtain a tax opinion confirming that the reorganization will not be a taxable event for you for federal income tax purposes.  Your tax basis and holding period for your shares will be unchanged.

Q.   How does the total expense ratio of Tax-Free Bond compare to that of
     Long-Term Tax-Free?

A.   The total expense ratios of the funds are the same.

Q.   Is Tax-Free Bond riskier than Long-Term Tax-Free?

A.   No. Because each of the funds invests in quality debt securities issued by cities, counties and other municipalities, the primary difference between the funds is their weighted average portfolio maturity.

     Tax-Free Bond's weighted average portfolio maturity is typically between five and ten years, while Long-Term Tax-Free's weighted average portfolio maturity is typically ten years or longer. Funds with longer weighted average maturities generally have a higher potential for income, but they also are more sensitive to interest rate changes. Both funds' share values will decline when interest rates rise, but the share value of the fund with the longer weighted average portfolio maturity generally will decline further.

Q.   If shareholders send their proxies in now as requested, can they change their vote later?

A.   Yes! A proxy can be revoked at any time by writing to us, or by sending us another proxy, or by attending the meeting and voting in person. Even if you plan to attend the meeting to vote in person, we ask that you return the enclosed proxy. Doing so will help us achieve a quorum for the meeting

Q.   How do shareholders vote their shares?

A.   We've made it easy for you. You can vote online, by mail or by fax. To vote by mail, complete, sign and send us the enclosed proxy voting card in the enclosed postage-paid envelope. To vote online, access the website listed on your proxy card (you will need the control number that appears on the right-hand side of your proxy card). To vote by fax, send your fax to the toll-free number listed on your proxy card.

     Your shares will be voted EXACTLY as you tell us. If you simply sign the enclosed proxy card and return it, we will follow the
     recommendation of your Board of Trustees and vote it "FOR" the reorganization. You also may vote in person at the meeting on Friday,
     November 16, 2001.

Q.   When and how will the reorganization take place?

A.   Subject to receiving shareholder approval, the reorganization is scheduled to take place on December 3, 2001. After the funds have calculated the value of their assets and liabilities on November 30, 2001, Long-Term
     Tax-Free will transfer its assets and liabilities to Tax-Free Bond in exchange for the appropriate number of Tax-Free Bond shares. Long-Term
     Tax-Free will then make a liquidating distribution of those Tax-Free Bond shares pro rata to its shareholders according to the value of their accounts immediately prior to the transfer of assets. THE VALUE OF YOUR
     ACCOUNT WILL NOT CHANGE AS A RESULT OF THIS REORGANIZATION.

Q.   Will the reorganization affect the management team of Long-Term Tax-Free?

A    No. American Century Investment Management will continue to manage the assets of Tax-Free Bond after the reorganization, and the portfolio management team of Long-Term Tax-Free also serves as the portfolio management team of Tax-Free Bond.

Q.   How will distribution, purchase and redemption procedures and exchange rights change as a result of the reorganization?

A.   They won't. Tax-Free Bond has the same distribution, purchase and exchange policies and procedures as Long-Term Tax-Free.

Q.   Where can shareholders get more information about the funds?

A.   A copy of Tax-Free Bond's Prospectus accompanies this proxy statement. In addition, the Manager's Discussion and Analysis of Fund Performance portion of Tax-Free Bond's most recent Annual Report to Shareholders is included in this document as Appendix II. If you would like a copy of Long-Term
     Tax-Free's prospectus or either fund's Statement of Additional Information or most recent annual or semiannual report, please call one of our Investor
     Services Representatives at 1-800-331-8331.

                        AMERICAN CENTURY MUNICIPAL TRUST

                          American Century Investments
                                4500 Main Street
                                P. O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 (800) 331-8331

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                    To be held on Friday, November 16, 2001

To American Century Long-Term Tax-Free Shareholders:

     NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders of the
American Century Long-Term Tax-Free Fund, a portfolio of American Century
Municipal Trust ("Long-Term Tax-Free") will be held at American Century Tower I,
4500 Main Street, Kansas City, Missouri on Friday, November 16, 2001 at 10:00
a.m. (Central time) for the following purposes:

           ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization and the transactions contemplated thereby, including:

     (a) the transfer of substantially all of the assets and liabilities of
         Long-Term Tax-Free to the American Century Tax-Free Bond Fund,
         another investment portfolio of American Century Municipal Trust
         ("Tax-Free Bond") in exchange for shares in Tax-Free Bond; and

     (b) the distribution of Tax-Free Bond's shares to the shareholders of
         Long-Term Tax-Free according to their respective interests.

           ITEM 2. To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

     The proposed reorganization, the Agreement and Plan of Reorganization and related matters are described in the attached Combined Prospectus/Proxy
Statement.

     Shareholders of record as of the close of business on August 10, 2001, are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s)
thereof.

     Please execute and return promptly in the enclosed envelope the accompanying proxy card, which is being solicited by the Board of Trustees of American
Century Municipal Trust. Please return your proxy card even if you are planning to attend the meeting. This is important to ensure a quorum at the meeting.
Proxies may be revoked at any time before they are exercised by submitting a written notice of revocation, or a subsequently executed proxy, or by attending the meeting and voting in person.

                                /s/David C. Tucker
                                David C. Tucker
                                Senior Vice President

                                _________________, 2001

                      COMBINED PROSPECTUS/PROXY STATEMENT
                                       of
                        AMERICAN CENTURY MUNICIPAL TRUST
                               ________________, 2001

     This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of votes by the Board of Trustees of American Century Municipal
Trust on behalf of its Long-Term Tax-Free Fund ("Long-Term Tax-Free"), in
connection with a Special Meeting of Shareholders to be held on Friday, November
16, 2001.

     At the Special Meeting, shareholders of Long-Term Tax-Free are being asked to approve the combination of their fund with the American Century Tax-Free Bond
Fund, another series of American Century Municipal Trust ("Tax-Free Bond").

     The funds are similarly managed diversified, open-end mutual funds that invest in a substantially similar mix of fixed-income securities. The purpose of the reorganization is to streamline American Century's fixed-income lineup and to achieve management and operational efficiencies. Combining these similar funds as described further in this Combined Prospectus/Proxy Statement will help achieve this objective. Each fund has shares registered with the Securities and
Exchange Commission.

     This Combined Prospectus/Proxy Statement constitutes the Proxy Statement of your fund for the Special Meeting of Shareholders and a prospectus for the
Tax-Free Bond shares that are to be issued to you in connection with the reorganization. It is intended to give you the information you need to consider and vote on the proposed reorganization. You should retain this document for future reference. A Statement of Additional Information about Tax-Free Bond, dated May 1, 2001, has been filed with the Commission and is incorporated into this document by reference. A copy of the Statement of Additional Information may be obtained without charge upon request by calling us at 1-800-331-8331 or writing to us at American Century Investments, 4500 Main Street, P. O. Box
419200, Kansas City, Missouri 64141-6200.

     The principal executive offices of Long-Term Tax-Free and Tax-Free Bond are located at American Century Investments, 4500 Main Street, P. O. Box 419200,
Kansas City, Missouri 64141-6200. The funds' telephone number is 1-800-331-8331

     The information contained in this Combined Prospectus/Proxy Statement is required by rules of the Securities and Exchange Commission, and some of it is highly technical. If you have any questions about these materials or how to vote your shares, please call us at 1-800-331-8331. For business, not-for-profit, and employer-sponsored retirement accounts, please call 1-800-345-3533, ext.
5004.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this
Combined Prospectus/Proxy Statement is accurate or complete. Any representation to the contrary is a criminal offense.

     No person has been authorized to give any information or to make any representations other than those contained in this Combined Prospectus/Proxy
Statement and in the materials expressly incorporated herein by reference. If given or made, such other information or representations must not be relied upon as having been authorized by Long-Term Tax-Free, Tax-Free Bond or anyone affiliated with American Century Investments.

     PLEASE NOTE THAT THE SPECIAL MEETING OF SHAREHOLDERS WILL BE A BUSINESS
MEETING ONLY AND IS NOT A SHAREHOLDER SEMINAR.

                               TABLE OF CONTENTS

IMPORTANT INFORMATION YOU SHOULD CONSIDER.....................................
COMPARISON OF CERTAIN INFORMATION REGARDING THE FUNDS.........................
RISK FACTORS..................................................................
TRANSACTION AND OPERATING EXPENSE INFORMATION.................................
ADDITIONAL INFORMATION ABOUT THE PROPOSED TRANSACTION.........................
     Summary of Plan of Reorganization.........................................
     Description of the Securities of Tax-Free Bond............................
     Reasons Supporting the Reorganization.....................................
     Federal Income Tax Consequences...........................................
     Capitalization............................................................
INFORMATION ABOUT THE FUNDS...................................................
     Tax-Free Bond and Long-Term
Tax-Free............................................................
     Fundamental Investment Restrictions.......................................
INFORMATION RELATING TO VOTING MATTERS........................................
     General Information.......................................................
     Voting and Revocation of Proxies..........................................
     Record Date...............................................................
     Quorum....................................................................
     Shareholder Vote Required.................................................
     Cost of Proxy Solicitation................................................
     Certain Shareholders......................................................
     Appraisal Rights..........................................................
     Annual Meetings...........................................................
ADDITIONAL INFORMATION........................................................
LITIGATION....................................................................
FINANCIAL STATEMENTS..........................................................
OTHER BUSINESS................................................................
SHAREHOLDER INQUIRIES.........................................................
MANAGEMENT'S DISCUSSION

                       COMPARISON OF CERTAIN INFORMATION
                              REGARDING THE FUNDS

     The following chart is provided to show a comparison of certain key attributes of Long-Term Tax-Free with Tax-Free Bond. For additional information about the funds, see the section titled "Information About the Funds" starting at page ___ below.

                       Long-Term Tax-Free      Tax-Free Bond
                       ---------------------   -----------------------------------
Type of Fund           General Municipal       Intermediate Municipal Debt Fund
                       Debt Fund

Investment Objective   Same as Tax-Free Bond   The fund seeks safety of principal
                                               and high current income that is
                                               exempt from federal income tax.

Investment Policies    Same as Tax-Free Bond   Buys quality debt securities with
                                               interest payments exempt from
                                               federal income tax. Also may invest
                                               up to 20% of assets in quality debt
                                               securities with interest payments
                                               exempt from regular federal income
                                               tax, but not exempt from the federal
                                               alternative minimum tax.

Weighted Average
Portfolio Maturity     10 years or longer      No restriction

Credit Quality         Same as Tax-Free Bond   AAA - BBB

Total Expense Ratio    0.51%                   0.51%

Distribution Policy    Same as Tax-Free Bond   Distributions from net income are
                                               declared daily and paid monthly.
                                               Capital gains distributions are paid
                                               once a year, usually in December.

Purchases and          Same as Tax-Free Bond   See pages 17-19 of accompanying
Exchanges                                      Prospectus

Redemption Policies    Same as Tax-Free Bond   See pages 17-19 of accompanying
                                               Prospectus

Investment Advisor     Same as Tax-Free Bond   American Century Investment
                                               Management, Inc. ("ACIM")

Transfer Agent         Same as Tax-Free Bond   American Century Services
                                               Corporation ("ACSC")

Distributor            Same as Tax-Free Bond   American Century Investment
                                               Services, Inc. ("ACIS")

Custodians             Same as Tax-Free Bond   J.P. Morgan Chase and Co. and
                                               Commerce Bank, N.A.

Independent Auditors   Same as Tax-Free Bond   PricewaterhouseCoopers LLP

PRIMARY FEDERAL INCOME TAX CONSEQUENCES

     The exchange of Long-Term Tax-Free shares for Tax-Free Bond shares in the reorganization will be tax-free to shareholders. We will obtain a tax opinion confirming that the reorganization will not be a taxable event for shareholders of either fund for federal income tax purposes. A shareholder's aggregate tax basis and holding period for Tax-Free Bond shares received in the reorganization will be identical to the aggregate tax basis and holding period for the Long-Term
Tax-Free shares exchanged in the transaction. The tax consequences of the reorganization are described in more detail on page _____________ of this
Combined Prospectus/Proxy Statement.

RISK FACTORS

     Interest rate changes affect the share value of both Long-Term Tax-Free and
Tax-Free Bond. Generally, when interest rates rise, the funds' share values will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. In general, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. Because
Tax-Free Bond generally maintains a shorter weighted average maturity than
Long-Term Tax-Free, its share value is not generally as sensitive to interest rate fluctuation as is Long-Term Tax-Free.

     Your Board of Trustees does not believe that the reorganization exposes shareholders of Tax-Free Bond to any new or different risks than they are exposed to as shareholders of Long-Term Tax-Free. For a discussion of the various investment policies, approaches and procedures of Tax-Free Bond, and the risks associated therewith, please see the accompanying Prospectus beginning at page 8.

TRANSACTION AND OPERATING EXPENSE INFORMATION

     The tables below compare various shareholder transaction and annual fund operating expenses of Long-Term Tax-Free as of its most recent fiscal year end
(May 31, 2001) with Tax-Free Bond as of its most recent fiscal year end (May 31,
2001). After the reorganization, the expense levels of the surviving fund will be the same as those shown for Tax-Free Bond.

Annual Operating Expenses (expenses that are deducted from fund assets)
---------------------------------------------------------------------------------------------
                       Management     Distribution and       Other        Total Annual Fund
                       Fee(1)         Service (12b-1) Fees   Expenses(2)  Operating Expenses
---------------------------------------------------------------------------------------------
Tax-Free Bond          0.50%          None                   0.01%        0.51%
Long-Term Tax-Free     0.50%          None                   0.01%        0.51%

(1)  Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rate generally decreases as fund assets increase.

(2)  Other expenses include the fees and expenses of the funds' independent trustees, their legal counsel and interest.

Examples

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                  1 year      3 years     5 years       10 years
---------------------------------------------------------------------------------
Tax-Free Bond                     $52         $163        $285          $640
Long-Term Tax-Free                $52         $163        $285          $640

Callout

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

             ADDITIONAL INFORMATION ABOUT THE PROPOSED TRANSACTION

SUMMARY OF PLAN OF REORGANIZATION

     Subject to receipt of shareholder approval, the reorganization will be carried out pursuant to the terms of the Agreement and Plan of Reorganization between the funds. The following is a brief summary of some of the important terms of that Agreement.

     EFFECTIVE TIME OF THE REORGANIZATION. The Agreement requires that the exchange of assets for stock take place after the close of business on one business day but before (or as of) the opening of business on the next business day (the "Effective Time"). It is currently anticipated that the reorganization will take place after the close of business on November 30, 2001, but before (or as of) the opening of business on December 3, 2001. However, the Agreement gives the officers of the funds the flexibility to choose another date.

     EXCHANGE OF ASSETS. After the close of business on November 30, 2001, the funds will determine the value of their assets and liabilities in the same manner as described on page 21 in the enclosed Tax-Free Bond Fund Prospectus.
The assets and liabilities of the Long-Term Tax-Free Fund will then be transferred to Tax-Free Bond Fund in exchange for that number of full and fractional shares (rounded to the third decimal place) that have the same aggregate net asset value as the value of the net assets received in the exchange.

     LIQUIDATING DISTRIBUTIONS AND TERMINATION OF LONG-TERM TAX-FREE.
Immediately after the exchange of its assets for the Tax-Free Bond shares,
Long-Term Tax-Free will distribute pro rata all of the shares received in the exchange to its shareholders of record at the Effective Time. All of the outstanding shares of Long-Term Tax-Free will be redeemed and canceled and its stock books closed. As a result, Long-Term Tax-Free shareholders will become shareholders of Tax-Free Bond.

     SHAREHOLDER APPROVAL. Consummation of the reorganization requires approval of Long-Term Tax-Free shareholders.

     REPRESENTATIONS AND WARRANTIES. The Agreement contains representations and warranties made by Long-Term Tax-Free to Tax-Free Bond concerning Long-Term
Tax-Free's formation and existence under applicable state law, its power to consummate the reorganization, its qualification as a "regulated investment company" under applicable tax law, the registration of its shares under federal law and other matters that are customary in a reorganization of this type. The representations and warranties terminate at the Effective Time.

     CONDITIONS TO CLOSING. The Agreement contains conditions to closing the proposed reorganization that benefit each fund. The conditions to closing the reorganization include (i) that Long-Term Tax-Free shareholders approve the proposed reorganization, (ii) that all representations of the funds be true in all material respects, (iii) receipt of the tax opinion described on page __
below under the caption "Federal Income Tax Consequences," and (iv) such other matters as are customary in a reorganization of this type.

     TERMINATION OF AGREEMENT. The Agreement may be terminated by a fund as a result of a failure by the other fund to meet one of its conditions to closing, or by mutual consent.

     GOVERNING LAW. The Agreement states that it is to be interpreted under
Massachusetts law, the state of organization of Tax-Free Bond and Long-Term
Tax-Free.

DESCRIPTION OF THE SECURITIES OF TAX-FREE BOND

     Tax-Free Bond is a series of shares offered by American Century Municipal
Trust. Each series is commonly referred to as a mutual fund. The assets belonging to each series of shares are held separately by the custodian.

     American Century Municipal Trust is a Massachusetts business trust, which means its activities are overseen by a Board of Trustees rather than a Board of
Directors. The function of the Board of Trustees is the same as the function of a Board of Directors.

     Like Long-Term Tax-Free, Tax-Free Bond currently offers one class of shares, the Investor Class, although it may offer additional classes in the future. The Investor Class of shares of Tax-Free Bond has no up-front charges, commissions or 12b-1 fees.

     Your Board of Trustees believes there are no material differences between the rights of a Long-Term Tax-Free shareholder and the rights of a Tax-Free Bond shareholder. Each share, irrespective of series or class of a series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of a series affected. Matters affecting only one class of a series are voted upon only by that series or class.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of trustees can elect all of the trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

     Unless required by the Investment Company Act of 1940, it is not necessary for Tax-Free Bond to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of trustees or the appointment of auditors. However, pursuant to each fund's bylaws, the holders of at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders.

REASONS SUPPORTING THE REORGANIZATION

     The Reorganization is part of a broader restructuring program proposed by
American Century Investment Management, Inc. ("ACIM") to respond to changing industry conditions and investor needs and desires in the fixed-income area. The mutual fund industry has grown dramatically over the last ten years. During this period of rapid growth, investment managers have expanded the range of fixed-income fund offerings that they make available to investors in an effort to meet and anticipate the growing and changing needs and desires of an increasingly large and dynamic group of investors. The family of no-load funds advised by ACIM has followed this pattern. With this expansion, however, has come increased complexity and competition among fixed-income mutual funds, as well as increased confusion among investors.

     As a result, ACIM has sought ways to restructure and streamline the management and operations of the funds it advises. ACIM believes and has advised the Board of Trustees that the consolidation of certain ACIM-advised funds would benefit fund shareholders. ACIM has, therefore, proposed the consolidation of a number of no-load ACIM-advised funds that ACIM believes have similar or compatible investment objectives and policies. In many cases, the proposed consolidations are designed to eliminate the substantial overlap in current offerings by the
American Century family of funds. Consolidation plans are proposed for other
American Century funds that have not gathered enough assets to operate efficiently and, therefore, face the risk of closure and resulting tax liability for many shareholders. ACIM believes that these consolidations may help to enhance investment performance and increase efficiency of operations.

     ACIM recommended to the Board of Trustees that, among other reasons,
Because the current market demand for tax-free bond funds is generally weak and
Long-Term Tax-Free and Tax-Free Bond are managed very similarly, the funds should be combined to establish a larger fund that has substantially similar investment policies. As part of its analysis, the Board of Trustees recognized that a large fund may be able to realize certain potential cost savings that could benefit the shareholders of the funds if the Reorganization is completed.
The Reorganization was also recommended to combine similar funds in an effort to eliminate duplication of expenses and internal competition. The Board of
Trustees reviewed the expense ratios of both funds and the projected expenses of the combined fund; the comparative investment performance of the funds; the compatibility of the investment objectives, policies, restrictions and investments of the funds; the benefits that may result to ACIM and its affiliates if the Reorganization is consummated; and the tax consequences of the
Reorganization. The Board of Trustees also noted that the same portfolio management team manages both funds. During the course of its deliberations, the
Board of Trustees noted that the expenses of the Reorganization will be borne by
ACIM.

     The Board of Trustees concluded that the Reorganization is in the best interests of the shareholders of Long-Term Tax-Free, and that no dilution of value would result to the shareholders of the funds from the Reorganization. The
Board of Trustees, including those who are not "interested persons" (as defined in the 1940 Act), approved the Plan and recommended that shareholders of
Long-Term Tax-Free vote to approve the Reorganization.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
FOR THE PLAN.

FEDERAL INCOME TAX CONSEQUENCES

     Consummation of the reorganization is subject to the condition that we receive a tax opinion to the effect that for federal income tax purposes (i) no gain or loss will be recognized by you, Long-Term Tax-Free or Tax-Free Bond,
(ii) your basis in the Tax-Free Bond shares that you receive will be the same in the aggregate as your basis in the Long-Term Tax-Free shares held by you immediately prior to the reorganization, and (iii) your holding period for the
Tax-Free Bond shares will include your holding period for your Long-Term
Tax-Free shares.

     We have not sought a tax ruling from the Internal Revenue Service, but are relying upon the tax opinion referred to above. That opinion is not binding on the IRS and does not preclude it from taking a contrary position. The opinion does not cover state or local taxes and you should consult your own advisers concerning the potential tax consequences.

     The Agreement and Plan of Reorganization provides that Long-Term Tax-Free will declare and pay dividends prior to the reorganization which, together with all previous dividends, is intended to have the effect of distributing to the
Long-Term Tax-Free shareholders all undistributed ordinary income and net realized capital gains earned up to and including the Effective Time of the reorganization. The distributions are necessary to ensure that the reorganization will not create adverse tax consequences to Long-Term Tax-Free.
The distributions to shareholders generally will be taxable to the extent ordinary income and capital gains distributions are taxable to such shareholders.

CAPITALIZATION
March 31, 2001
                                             Long-Term         Intermediate-Term Bond
                            Tax-Free Bond    Tax-Free Bond     Pro Forma Combined
Investor Class
  Net Assets                $188,185,863     $113,162,247      $301,348,110
  Shares Outstanding          17,914,310       10,981,107        28,696,711
  Net Asset Value Share           $10.50           $10.31            $10.50

                          INFORMATION ABOUT THE FUNDS

 Complete information about Tax-Free Bond and Long-Term Tax-Free is contained in their Prospectus.  The Tax-Free Bond and Long-Term Tax-Free Prospectus is
included with this Prospectus/Proxy Statement. The content of the Prospectus is incorporated into this document by reference.  Below is a list of types of information about Tax-Free Bond and Long-Term Tax-Free and the pages in their
Prospectus where the information can be found.

INFORMATION ABOUT THE             CAN BE FOUND ON THE
FOLLOWING ITEMS                   FOLLOWING PAGES
------------------------------    -----------------------------------------------
                                  Tax-Free Bond      Long-Term Tax-Free
                                  Investor Class     Investor Class
                                  -----------------------------------------------
An Overview of the Funds          2                  2
Fees and Expenses                 6                  6
Objectives, Strategies and Risks  8-9                8-9
Management                        15-16              15-16
Investing with American Century   17-20              17-20
Share Price and Distributions     21                 21
Taxes                             22-23              22-23
Multiple Class Information        N/A                N/A
Financial Highlights              24, 27             24, 28

FUNDAMENTAL INVESTMENT RESTRICTIONS

     Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of Tax-Free Bond may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

     This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of Long-Term Tax-Free.
Proxies may be solicited by officers and employees of the investment advisor of the funds, their affiliates and employees. It is anticipated that the solicitation of proxies will be primarily by mail, by facsimile or online.
American Century Investment Management, Inc., has hired Alamo Direct to act as proxy solicitor for the reorganization. Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity and to confirm that the shareholder has received the Combined Prospectus/Proxy
Statement and proxy card. If you have any questions regarding voting your shares or the proxy, please call us at 1-800-331-8331. For business, not-for-profit, and employer-sponsored retirement accounts, please call 1-800-345-3533, ext.
5004.

VOTING AND REVOCATION OF PROXIES

     The fastest and most convenient way to vote your shares is to complete, sign and mail the enclosed proxy voting card to us in the enclosed envelope. If you have access to the Internet, you can vote online, by accessing the website listed on the proxy card (you will need the control number that appears on the right-hand side of your proxy card). In addition, you may vote by faxing both sides of the completed proxy card to the toll-free number listed on the proxy card. Your prompt response will help us obtain a quorum for the meeting and avoid the cost of additional proxy solicitation efforts. If you return your proxy to us, we will vote it EXACTLY as you tell us. If you simply sign the card and return it, we will follow the recommendation of the Board of Trustees and vote "FOR" the reorganization.

     Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a written notice of revocation, or a subsequently executed proxy, or by attending the meeting and voting in person.

RECORD DATE

     Only Long-Term Tax-Free shareholders of record at the close of business on
August 10, 2001 will be entitled to vote at the meeting. The number of outstanding votes entitled to vote at the meeting or any adjournment of the meeting as of the close of business on July 20, 2001 is:

     Long-Term Tax-Free

     Because the record date is August 10, 2001, the total number of votes at
The meeting may be different.

QUORUM

     A quorum is the number of shareholders legally required to be at a meeting in order to conduct business. The quorum for the Special Shareholders Meeting is
40% of the outstanding shares of Long-Term Tax-Free entitled to vote at the meeting. Shares may be represented in person or by proxy. Proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the meeting for purposes of determining the existence of a quorum for the transaction of business. If a quorum is not present at the meeting, or if a quorum is present at the meeting but sufficient votes are not received to approve the Agreement and Plan of Reorganization, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies for which they are required to vote FOR the Agreement and Plan of Reorganization in favor of such adjournments, and will vote those proxies for which they are required to vote AGAINST such proposals against any such adjournments.

SHAREHOLDER VOTE REQUIRED

     The Agreement and Plan of Reorganization must be approved by the holders of a majority of the outstanding votes of Long-Term Tax-Free present at the Special
Meeting in person or by proxy in accordance with the provisions of its Articles of Incorporation and the requirements of the Investment Company Act of 1940. The term "majority of the outstanding shares" means more than 50% of the fund's outstanding shares present at the Special Meeting in person or by proxy.

     In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the meeting. Abstentions and broker non-votes will, however, be considered to be a vote against the Agreement and Plan of
Reorganization.

     Approval of the reorganization by shareholders of Tax-Free Bond is not being solicited because their approval is not legally required.

COST OF PROXY SOLICITATION

     The cost of the proxy solicitation and shareholder meeting will be borne by
American Century Investment Management, Inc. and NOT by the shareholders of the funds.

CERTAIN SHAREHOLDERS

     The following tables list, as of July 20, 2001, the names, addresses and percentage of ownership of each person who owned of record or is known by either fund to own beneficially 5% or more of any class of Long-Term Tax-Free or
Tax-Free Bond. The percentage of shares to be owned after consummation of the reorganization is based upon their holdings and the outstanding shares of both funds on July 20, 2001. Beneficial ownership information is not required to be disclosed to the funds, so to the extent that information is provided below, it is done so using the best information that the funds have been provided.

                               NUMBER OF      PERCENT OF    PERCENT OWNED AFTER
SHAREHOLDER NAME AND ADDRESS   SHARES OWNED   OWNERSHIP     REORGANIZATION

----------------------------   ------------   ----------    --------------------
----------------------------   ------------   ----------    --------------------
----------------------------   ------------   ----------    --------------------

     At July 20, 2001, the directors and officers of the issuer of Long-Term
Tax-Free, as a group, owned less than 1% of the outstanding shares of Long-Term
Tax-Free. At July 20, 2001, the trustees and officers of the issuer of Tax-Free
Bond, as a group, owned less than 1% of the outstanding shares of Tax-Free Bond

APPRAISAL RIGHTS

     Shareholders of Long-Term Tax-Free are not entitled to any rights of share appraisal under its Articles of Incorporation, or under the laws of the State of
Massachusetts.

     Shareholders have, however, the right to redeem their Long-Term Tax-Free shares until the reorganization. Thereafter, shareholders may redeem the
Tax-Free Bond shares they received in the reorganization at Tax-Free Bond's net asset value as determined in accordance with its then-current prospectus.

ANNUAL MEETINGS

     Tax-Free Bond does not intend to hold annual meetings of shareholders.
Shareholders of Tax-Free Bond have the right to call a special meeting of shareholders and such meeting will be called when requested in writing by the shareholders of record of 10% or more of the fund's votes. To the extent required by law, American Century Municipal Trust will assist in shareholder communications on such matters.

     Long-Term Tax-Free does not intend to hold an annual meeting of shareholders this year for the election of directors or the ratification of the appointment of auditors.

                             ADDITIONAL INFORMATION

     Information about Long-Term Tax-Free and Tax-Free Bond is incorporated into this document by reference from their Prospectus dated October 1, 2000 and
Statement of Additional Information dated May 1, 2001, copies of each of which may be obtained without charge by calling one of our Investor Services
Representatives at 1-800-331-8331.

     Reports and other information filed by Long-Term Tax-Free and Tax-Free Bond may be inspected and copied at the Public Reference Facilities maintained by the
SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and copies of such materials may be obtained by mail from the Public Reference Branch, Office of
Consumer Affairs and Information Services, Securities and Exchange Commission,
Washington, D.C. 20549, at prescribed rates. This information may also be obtained from the EDGAR database at www.sec.gov, or by email request at
publicinfo@sec.gov.

                                   LITIGATION

     Neither Long-Term Tax-Free nor Tax-Free Bond is involved in any litigation or proceeding.

                                 OTHER BUSINESS

     The Board of Trustees is not aware of any other business to be brought before the meeting. However, if any other matters come before the meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to us at the address or telephone number set forth on the cover page of this Combined Prospectus/Proxy Statement.

     SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN EACH ENCLOSED PROXY AND RETURN
IT IN THE ENCLOSED ENVELOPE. PLEASE RETURN YOUR PROXY CARD EVEN IF YOU ARE
PLANNING TO ATTEND THE MEETING. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED
STATES.

                                  APPENDIX II
                            MANAGEMENT'S DISCUSSION
                              OF FUND PERFORMANCE
                                 TAX-FREE BOND

      The following are excerpts of management's discussion of fund performance from the Annual Report of Intermediate-Term Tax-Free dated May 31, 2000.
Effective August 8, 2001, the name of Intermediate-Term Tax-Free was changed to
Tax-Free Bond. Accordingly, all references to the Intermediate-Term Tax-Free fund in the following excerpts have been changed to Tax-Free Bond. For a complete copy of the report, please call us at 1-800-331-8331.

       REPORT HIGHLIGHTS
        TAX-FREE BOND

Total Returns:        AS OF 5/31/00
6 Months              4.46%(1)
1 Year                10.77%
30-Day SEC Yield:     3.86%
Inception Date:       3/2/87
Net Assets:           $188,185,864 million

Ticker Symbol:        TWTIX

(1)  Not annualized.

                               OUR MESSAGE TO YOU

[Photo of James E. Stowers, Jr. and James E. Stowers III]

     The American Century Tax-Free Bond fund generated exceptionally strong returns for the year ended May 31, 2001. Demand for bonds surged because of economic weakness, falling interest rates, and plummeting stock prices. The fund's investment team reviews the economic and market climate, as well as portfolio strategy and performance below.

     We're pleased to announce some important changes in the investment team's executive leadership. Effective July 1, 2001, Robert Puff, Jr., president and chief investment officer (CIO) of American Century Investment Management, Inc.
(ACIM -- American Century's investment management subsidiary), became the subsidiary's chairman.

     The chairmanship is a newly-created position that allows us to continue to benefit from Bob's 30 years of investment experience while removing the responsibility for the day-to-day management of ACIM. Bob can focus more on business strategy and professional development of investment managers, serving as a mentor and resource for the various investment management teams.

     Randall Merk, formerly a senior vice president and CIO for American
Century's fixed-income discipline, succeeded Bob as ACIM president and CIO. As our top investment management executive, Randy is responsible for all of
American Century's investment management functions, including portfolio management, research, and trading.

     David MacEwen, a senior vice president who oversaw all of American
Century's municipal and money market portfolios and municipal credit research, assumed Randy's role as CIO for fixed income. Dave is responsible for portfolio management and research for all the company's bond and money market products.

     And Steven Permut, a vice president and senior portfolio and credit research manager, was promoted to succeed Dave as leader of American Century's municipal fund and credit research teams.

     Our heartiest congratulations to these investment team leaders and colleagues.
We strongly believe they will continue to serve you and American Century well.
As always, we appreciate your continued confidence in American Century.

Sincerely,
James E. Stowers,                    Jr. James E. Stowers III
Chairman of the Board and Founder    Co-Chairman of the Board

PERFORMANCE & PORTFOLIO INFORMATION

                                                            AVERAGE ANNUAL RETURNS(1)
                         6 Months(2)  1 Year         3 Years        5 Years        10 Years
TOTAL RETURNS AS
OF MAY 31, 2001 (1)
Intermediate-Term
   Tax Free                 4.46%      10.77%          5.01%          5.78%          5.96%
Lehman 5-Year
   Municipal GO Index       4.92%      10.17%          5.17%          5.71%          6.13%
Intermediate Municipal
   Debt Funds(3)
     Average Return         4.31%      9.97%           4.15%          5.27%          5.97%
     Fund's Ranking         --         23 out of 117   11 out of 111  13 out of 98   12 out of 24

The fund's inception date was 3/2/87

(1)  Investor Class

(2) Returns for periods less than one year are not annualized.

(3) According to Lipper, Inc., an independent mutual fund ranking service.

YIELDS AS OF MAY 31, 2001                          PORTFOLIO AT A GLANCE
                                                                           5/31/01        5/31/00
30-Day SEC Yield                   3.86%           Number of Securities     131            99
30-Day Tax-Equivalent Yields                       Weighted Average
28.0% Tax Bracket                  6.99%                Maturity            8.5 yrs        9.9 yrs
31.0% Tax Bracket                  5.59%           Expense Ratio (for
36.0% Tax Bracket                  6.03%                Investor Class)     0.51%          0.51%
39.6% Tax Bracket                  6.39%

                                 MANAGEMENT Q&A

An interview with Ken Salinger, a portfolio manager on the Tax-Free Bond investment team.

HOW DID TAX-FREE BOND PERFORM DURING THE YEAR ENDED MAY 31, 2001?

The fund provided investors a very attractive return that outpaced the Lipper average. Tax-Free Bond returned 10.77%, not far from double its 5.96% average annual return of the last 10 years. The 117 "Other States Intermediate Municipal
Debt Funds" tracked by Lipper Inc. returned 9.97% on average. Tax-Free Bond's three- and five-year returns were even more impressive compared with its peers.
(See the previous page for other performance comparisons.)

WHAT FUELED THE FUND'S VERY SOLID RETURN?

As with many short- and intermediate-term bond funds, Tax-Free Bond benefited from the Federal Reserve's (the Fed's) aggressive interest rate cuts, discussed on page 4. But we also made a number of good decisions that boosted the fund's performance above and beyond that of the Lipper peer average. For example, we continued to shift the portfolio's exposure to various states when attractive opportunities presented themselves.

CAN YOU TALK ABOUT SOME OF YOUR STATE SHIFTS?

Sure. Take a look at the Top Five States table and you'll notice that the percentage of the portfolio in Arizona municipals rose during the last six months. The story there provides a good example of the value plays that we employ to try and boost returns.

For most of 2000, Arizona experienced fairly low new municipal bond issuance.
But several large bond deals came to market earlier this year, pressuring prices lower and yields higher. We took advantage of that supply influx to add some of the state's bonds at what we considered very attractive prices. That play made sense to us because the outlook for Arizona municipal bond supply lightens considerably. As new supply dries up, we expect the bonds we added to appreciate and boost fund returns.

We also selectively added some California municipal bonds. That's why California municipals represented the portfolio's highest state exposure at the end of May

GIVEN CALIFORNIA'S ONGOING ELECTRIC UTILITIES CRISIS, ISN'T THAT INCREASED
EXPOSURE A BIG RISK?

Not at all. California definitely faces some challenges concerning electric power for its residents. And while those challenges aren't likely to be resolved in the immediate future, we believe we have several important factors working to limit that risk for shareholders.

The first is our seasoned credit research team, which identified California's potential power crisis well in advance of the actual event. Thanks to the team, we held no direct exposure to the California utilities that experienced financial difficulties. The team also helped us limit the portfolio's indirect exposure to the situation.

Second, many of the bonds that we picked up are backed by strong California school districts. In other words, the issuers have solid credit stories that met our credit research team's strict criteria.

The third helpful factor is bond insurance, which most of the California bonds in the portfolio have--they're largely rated AAA and backed by bond insurance companies.

Adding those top-quality California bonds also fit in well with our strategy to increase the portfolio's AAA holdings. With the economy slowing, we felt adding high-credit bonds made sense. Simply put, issuers of AAA bonds are less likely to experience significant financial difficulties during challenging economic times than are issuers of lower-rated bonds.

SHIFTING GEARS, WHAT'S YOUR OUTLOOK FOR THE ECONOMY AND INTEREST RATES?

The Fed's aggressive short-term interest rate cuts this year should set the stage for an economic turnaround at some point. But such actions take time to work through the system. So for the near-term, we're likely to see continued
economic weakness, further corporate profit warnings, and possibly even additional layoffs.

Given those conditions, we wouldn't be surprised if the Fed reduces rates one or two more times. But we think that the magnitude of any additional cuts will be far less aggressive than the ones we've seen so far this year.

WITH THOSE THOUGHTS IN MIND, WHAT ARE YOUR PLANS FOR THE PORTFOLIO?

We feel that the portfolio is fairly well positioned for the current environment, but we will continue to monitor a few key developments to see whether modifications are needed. In particular, we may adjust the portfolio's bond maturity structure (its ratio of short- to intermediate- to long-term securities) by increasing intermediate-term bond holdings at some point and decreasing holdings of other maturities.

ARE THERE ANY OTHER NOTABLE CHANGES YOU'RE PLANNING FOR THE FUND?

Yes. Effective October 1, 2001, we will remove all restrictions on the fund's weighted average maturity. That is, the fund will be able to invest in municipal securities across all maturities. Reflecting that average maturity change, the fund will be renamed "American Century Tax-Free Bond."

HOW WILL THIS AFFECT YOUR INVESTMENT STRATEGY?

We will still use the same disciplined investment approach, but we will have more flexibility to look for the best relative values, yields, and appreciation potential throughout the municipal market. Overall, though, investors aren't likely to notice big differences in fund strategy or performance. That's because optimal municipal yields and returns relative to risk (price volatility) still tend to be found in the intermediate-term maturity area.

WHAT'S THE MAIN REASON FOR THE CHANGES?

We want to help make choosing a municipal bond fund easier for investors. People who know that they want a tax-advantaged bond investment but aren't sure what maturity to choose will be able to invest in a "core" municipal fund where we make the maturity decisions for them.

(1) All fund returns and yields referenced in this interview are for Investor
    Class shares.

TYPES OF INVESTMENTS IN THE PORTFOLIO BY STATE (AS OF 5/31/01)
----------------------------------------------------------------
CALIFORNIA            11.9%
ARIZONA               10.5%
INDIANA               8.0%
TEXAS                 7.3%
WASHINGTON            5.7%

TYPES OF INVESTMENTS IN THE PORTFOLIO BY STATE (AS OF 5/31/00)
----------------------------------------------------------------
TEXAS                 12.2%
WASHINGTON            8.5%
NEW YORK              7.6%
UTAH                  6.1%
COLORADO              5.7%

                        AMERICAN CENTURY MUNICIPAL TRUST

                          American Century Investments
                                4500 Main Street
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-331-8331

                      Statement of Additional Information

    2001 Special Meeting of Shareholders of American Century Municipal Trust

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated ________, 2001 for the Special Meeting of Shareholders to be held on November 16, 2001. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling 1-800-331-8331.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy
Statement/Prospectus.

Further information about Tax-Free Bond is contained in and incorporated herein by reference to its Statement of Additional Information dated May 1, 2001. The audited financial statements and related independent accountant's report for
Tax-Free Bond contained in the Annual Report dated May 31, 2001 are incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

Further information about Long-Term Tax-Free is contained in and incorporated herein by reference to its Statement of Additional Information dated May 1,
2001. The audited financial statements and related independent accountant's report for Long-Term Tax-Free contained in its Annual Report dated May 31, 2001 are incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

The date of this Statement of Additional Information is _____________, 2001.

TABLE OF CONTENTS
General Information
Pro Forma Financial Statements

GENERAL INFORMATION

The shareholders of Long-Term Tax-Free are being asked to approve or disapprove an Agreement and Plan of Reorganization (the "Reorganization Agreement") dated as of _________ , 2001 for American Century Municipal Trust and the transactions contemplated thereby. The Reorganization Agreement contemplates the transfer of substantially all of the assets and liabilities of Long-Term Tax-Free to
Tax-Free Bond in exchange for full and fractional shares representing interests in Tax-Free Bond. The shares issued by Tax-Free Bond will have an aggregate net asset value equal to the aggregate net asset value of the shares of Long-Term
Tax-Free that are outstanding immediately before the effective time of the
Reorganization.

Following the exchange, Long-Term Tax-Free will make a liquidating distribution to its shareholders of the Tax-Free Bond shares received in the exchange. Each shareholder owning shares of Long-Term Tax-Free at the effective time of the reorganization will receive shares of Tax-Free Bond of equal value, plus the right to receive any unpaid dividends that were declared before the effective time of the Reorganization on the Long-Term Tax-Free shares exchanged.

The Special Meeting of Shareholders to consider the Reorganization Agreement and the related transactions will be held at 10:00 a.m. Central time on November 16,
2001 at American Century Tower I, 4500 Main Street, Kansas City, Missouri. For
further information about the transaction, see the Combined Proxy
Statement/Prospectus.

Pro Forma Combining
American Century Long-Term Tax-Free Fund and
American Century Tax-Free Bond Fund

Intermediate-Term Tax Free ("Fund 1") / Long-Term Tax-Free ("Fund 2")
Proforma Combined Schedule of Investments   May 31, 2001
(Unaudited)
                               Proforma                                                                    Proforma
    Fund 1        Fund 2       Combined                                       Fund 1        Fund 2         Combined
   Principal     Principal     Principal                                      Market        Market          Market
    Amount        Amount         Amount      Security Description             Value         Value           Value
------------  -------------   ------------   --------------------          ------------  ------------   ------------
MUNICIPAL SECURITIES  (100.0%)
ALABAMA  (1.3%)
   $1,000,000                  $1,000,000    Alabama Board of               $1,096,940                   $1,096,940
                                             Education Rev., (Shelton
                                             State Community College),
                                             6.000%, 10/1/09 (MBIA)
                   865,000        865,000    Alabama Water Pollution                         909,919        909,919
                                             Control Auth. Rev., 5.750%,
                                             8/15/18 (AMBAC)
    1,000,000                   1,000,000    East Central Industrial         1,027,510                    1,027,510
                                             Development Auth. Rev.,
                                             5.250%, 9/1/13 (AMBAC)
    1,165,000                   1,165,000    Lauderdale County and           1,184,397                    1,184,397
                                             Florence Healthcare Auth.
                                             Rev. GO, Series 1999 A,
                                             (Coffee Health Group),
                                             4.500%, 7/1/02 (MBIA)
                                                                             3,308,847       909,919      4,218,766
                                                                           ------------  ------------   ------------
ALASKA  (0.9%)
   1,670,000                     1,670,000   Alaska Energy Auth. Power       1,764,505                    1,764,505
                                             Rev., Series 2000-4,
                                             (Bradley Lake), 5.500%,
                                             7/1/04 (FSA)
   1,130,000                     1,130,000   Alaska Industrial               1,169,887                    1,169,887
                                             Development & Export Auth.
                                             Power Rev., Series 1998-1,
                                             (Snettisham), 5.250%,
                                             1/1/04 (AMBAC)(1)
                                                                           ------------                 ------------
                                                                             2,934,392                    2,934,392
                                                                           ------------                 ------------
ARIZONA  (7.7%)
   1,000,000                     1,000,000   Arizona School Facilities       1,037,170                    1,037,170
                                             Board GO, (State School
                                             Improvement), 5.500%,
                                             7/1/18(2)
   2,925,000                     2,925,000   Chandler Water & Sewer          3,015,353                    3,015,353
                                             Rev., 4.500%, 7/1/06 (FSA)(2)
   1,640,000                     1,640,000   Glendale Water & Sewer          1,692,939                    1,692,939
                                             Rev., 4.800%, 7/1/03
                                             (FGIC)
   2,000,000     2,000,000       4,000,000   Maricopa County                 2,042,480     2,042,480      4,084,960
                                             Community College District
                                             GO, Series 1997 B, 5.000%,
                                             7/1/12
   4,700,000                     4,700,000   Maricopa County                 4,762,462                    4,762,462
                                             Community College District
                                             GO, Series 2001 D, (Project
                                             of 1994), 4.000%, 7/1/02
   1,000,000                     1,000,000   Maricopa County                 1,073,930                    1,073,930
                                             Elementary School District
                                             No. 68 Alhambra GO,
                                             5.500%, 7/1/14 (FSA)
                   300,000         300,000   Maricopa County Pollution                       300,000        300,000
                                             Control Corp. Rev., Series
                                             1994 D, (Arizona Public
                                             Service Co.), VRDN,
                                             3.000%, 6/1/01 (LOC: Bank
                                             of America N.A.)
                 1,000,000       1,000,000   Mohave County                                 1,074,110      1,074,110
                                             Community College District,
                                             (State Board of Directors),
                                             6.000%, 3/1/20 (MBIA)
   1,730,000                     1,730,000   Phoenix Industrial              1,842,848                    1,842,848
                                             Development Auth. Single
                                             Family Mortgage Rev.,
                                             Series 1998 A, 6.600%,
                                             11/6/03 (GNMA/FNMA/FHLMC)
   2,000,000                     2,000,000   Pima County Unified             2,083,860                    2,083,860
                                             School District No. 1 GO,
                                             Series 1993 E, (Tucson),
                                             5.250%, 7/1/08 (FGIC)
   1,925,000                     1,925,000   Pinal County Unified            1,942,806                    1,942,806
                                             School District No. 43
                                             Apache Junction GO,
                                             4.500%, 7/1/10 (FGIC)
   2,050,000                     2,050,000   Pinal County Unified            2,242,106                    2,242,106
                                             School District No. 43
                                             Apache Junction GO,
                                             5.750%, 7/1/15 (FGIC)
                                                                           ------------  ------------   ------------
                                                                            21,735,954     3,416,590     25,152,544
                                                                           ------------  ------------   ------------

CALIFORNIA  (10.4%)
     475,000                       475,000   California Housing Finance        477,489                      477,489
                                             Agency Home Mortgage
                                             Rev., Series 1996 A,
                                             5.600%, 8/1/09 (MBIA)
     250,000                       250,000   California Infrastructure &       250,000                      250,000
                                             Economic Development
                                             Bank Industrial Development Rev.,
                                             Series 1999 A, VRDN, 3.000%,
                                              6/7/01 (LOC: Comerica
                                             Bank-CA)
   2,900,000                     2,900,000   California Maritime             2,935,292                    2,935,292
                                             Infrastructure Auth. Airport
                                             Rev., (San Diego Uni Port
                                             District), 5.250%, 11/1/15
                                             (AMBAC)
   1,100,000                     1,100,000   California Public Works         1,180,630                    1,180,630
                                             Board Lease Rev. COP,
                                             Series 1994 A, (Various
                                             University of California
                                             Projects), 6.150%, 11/1/04,
                                              Prerefunded at 102% of
                                             Par(1)
                 1,000,000       1,000,000   California Public Works                       1,075,540      1,075,540
                                             Board Lease Rev., Series
                                             1994 A, (Various California
                                             State University Projects),
                                             6.200%, 10/1/08
   3,000,000     3,000,000                   California State GO,            3,320,309                    3,320,309
                                             5.750%, 12/1/11 (MBIA-IBC)
   1,280,000                     1,280,000   East Bay-Delta Housing &        1,293,466                    1,293,466
                                             Finance Agency Lease
                                             Rev., Series 2000 A, (Lease
                                             Purchase Project), 4.750%,
                                             6/1/05 (MBIA)
   1,985,000                     1,985,000   Gilroy Unified School           2,031,370                    2,031,370
                                             District COP, (Measure J
                                             Capital Projects), 4.250%,
                                             9/1/06 (MBIA)(2)
   2,000,000                     2,000,000   Gilroy Unified School           2,041,120                    2,041,120
                                             District COP, (Measure J
                                             Capital Projects), 4.500%,
                                             9/1/09 (MBIA)(2)
   1,015,000                     1,015,000   Kern Community College            297,415                      297,415
                                             School Facilities
                                             Improvement District GO,
                                             (Mammoth Campus),
                                             5.650%, 8/1/23 (AMBAC)(3)
                 1,605,000       1,605,000   Long Beach Bond Finance                       1,570,509      1,570,509
                                             Auth. Lease Rev., (Plaza
                                             Parking Facility), 5.250%,
                                             11/1/21(2)
   1,950,000                     1,950,000   Los Altos School District       1,992,764                    1,992,764
                                             GO, Series 2001 B, 5.000%,
                                             8/1/14(2)
                 2,000,000       2,000,000   Los Altos School District                     2,011,740      2,011,740
                                             GO, Series 2001 B, 5.000%,
                                             8/1/16(2)
                 1,500,000       1,500,000   Los Angeles Community                         1,624,350      1,624,350
                                             Redevelopment Agency Tax
                                             Allocation, Series 1993 H,
                                             (Bunker Hill), 6.500%,
                                             12/1/14 (FSA)
                 1,850,000       1,850,000   Northern California Power                     1,944,591      1,944,591
                                             Agency Public Power Rev.,
                                             Series 1992 A,
                                             (Hydroelectric Project No.1),
                                             6.250%, 7/1/12 (MBIA)
   1,550,000                     1,550,000   Placer Union High School          618,388                      618,388
                                             District GO, Series 2000 A,
                                             (Capital Appreciation),
                                             6.280%, 8/1/18 (FGIC)(3)
   1,000,000                     1,000,000   Port of Oakland Rev.,           1,066,300                    1,066,300
                                             Series 2000 K, 5.250%,
                                             11/1/07 (FGIC)
   1,200,000                     1,200,000   Rocklin Unified School            351,528                      351,528
                                             District Community
                                             Facilities, (Capital
                                             Appreciation #1), 6.090%,
                                             9/1/23 (AMBAC)(3)
   825,000                         825,000   Rocklin Unified School            227,667                      227,667
                                             District Community
                                             Facilities, (Capital
                                             Appreciation #1), 6.100%,
                                             9/1/24 (AMBAC)(3)
   1,960,000                     1,960,000   San Francisco City &            2,038,929                    2,038,929
                                             County Airports Commission
                                             Rev., Issue 18A, 5.250%,
                                             5/1/12 (MBIA)
   2,145,000                     2,145,000   San Francisco Uptown            2,226,489                    2,226,489
                                             Parking Corporation Rev.,
                                             (Union Square), 5.500%,
                                             7/1/15 (MBIA)
   1,000,000                     1,000,000   San Francisco Uptown            1,055,880                    1,055,880
                                             Parking Corporation Rev.,
                                             (Union Square), 6.000%,
                                             7/1/20 (MBIA)
                 2,000,000       2,000,000   San Francisco Uptown                          2,081,039      2,081,039
                                             Parking Corporation Rev.,
                                             (Union Square), 6.000%,
                                             7/1/31 (MBIA)
                                                                           ------------  ------------   ------------
                                                                            23,405,036    10,307,769     33,712,805
                                                                           ------------  ------------   ------------

COLORADO  (3.8%)
     500,000                       500,000   Colorado Water Resources          553,010                      553,010
                                             & Power Development Auth.
                                             Clean Water Rev., Series
                                             2000 A, 6.250%, 9/1/16
   1,615,000                     1,615,000   Denver City & County            1,652,694                    1,652,694
                                             Excise Rev., Series 2001 A,
                                             (Convention Center),
                                             4.250%, 9/1/03 (FSA)
   1,000,000                     1,000,000   Denver Sales Tax Rev.,          1,011,020                    1,011,020
                                             Series 1991 A, (Major
                                             League Baseball Stadium
                                             District), 6.100%, 10/1/01
                                             (FGIC)
   4,000,000                     4,000,000   Superior Metropolitan           4,177,080                    4,177,080
                                             District No. 1 Water & Sewer
                                             Rev., Series 2000 B,
                                             5.450%, 12/1/20 (LOC:
                                             Allied Irish Bank PLC)
   3,000,000     2,000,000       5,000,000   University of Colorado          2,985,660     1,990,440      4,976,100
                                             Parking Rev., 6.000%,
                                             12/1/22
                                                                           ------------  ------------   ------------
                                                                            10,379,464     1,990,440     12,369,904
                                                                           ------------  ------------   ------------

CONNECTICUT  (0.6%)
                 1,880,000       1,880,000   Connecticut Development                       2,022,504      2,022,504
                                             Auth. Rev., Series 1994 A,
                                             6.375%, 10/15/24                            ------------   ------------
DELAWARE  (0.3%)
                 1,000,000       1,000,000   Delaware Economic                             1,000,000      1,000,000
                                             Development Auth.
                                             Industrial Rev., Series 1997
                                             C, (Delaware Clean Power),
                                             VRDN, 3.150%, 6/6/01                        ------------   ------------

DISTRICT OF COLUMBIA  (1.1%)
   1,000,000                     1,000,000   District of Columbia            1,026,770                    1,026,770
                                             Hospital Rev., Series 1993
                                             A, (Medlantic Health Care
                                             Group), 5.250%, 8/15/02
                                             (MBIA)(1)
   1,155,000                     1,155,000   District of Columbia Rev.,      1,195,748                    1,195,748
                                             (Gonzaga College High
                                             School), 5.200%, 7/1/12
                                             (FSA)
   1,275,000                     1,275,000   Metropolitan Washington         1,345,572                    1,345,572
                                             D.C. Airports Auth. Rev.,
                                             Series 1992 A, 6.300%,
                                             10/1/03 (MBIA)                ------------                 ------------
                                                                             3,568,090                    3,568,090
                                                                           ------------                 ------------

FLORIDA  (4.1%)
   2,000,000                     2,000,000   Florida Board of Education      1,756,160                    1,756,160
                                             Capital Outlay GO, Series
                                             1998 D, 4.500%, 6/1/24
   1,000,000                     1,000,000   Florida Governmental              930,210                      930,210
                                             Utility Auth. Rev.,
                                             (Sarasota Utility System),
                                             4.750%, 10/1/21 (AMBAC)
   1,000,000                     1,000,000   Florida Turnpike Auth.          1,005,640                    1,005,640
                                             Rev., Series 1993 A,
                                             (Department of
                                             Transportation), 5.000%,
                                             7/1/16 (FGIC)
                 1,100,000       1,100,000   Martin County Pollution                       1,100,000      1,100,000
                                             Control Rev., (Florida Power
                                             & Light Co.), VRDN,
                                             3.200%, 6/1/01
                 1,000,000       1,000,000   Orlando Utilities                             1,183,770      1,183,770
                                             Commission Water &
                                             Electric Rev., Series 1989
                                             D, 6.750%, 10/1/17
   4,500,000     1,600,000       6,100,000   Pinellas County Health          4,500,000     1,600,000      6,100,000
                                             Facilities Auth. Rev.,
                                             (Pooled Hospital Loan
                                             Program), VRDN, 3.100%,
                                             6/1/01 (AMBAC)
   1,400,000                     1,400,000   Tampa Bay Water Utility         1,270,080                    1,270,080
                                             System Rev., Series 1998
                                             A, 4.750%, 10/1/27 (FGIC)
                                                                           ------------  ------------   ------------
                                                                             9,462,090     3,883,770     13,345,860
                                                                           ------------  ------------   ------------

GEORGIA  (2.8%)
   2,500,000     2,000,000       4,500,000   Atlanta Water & Waste           2,624,250     2,099,399      4,723,649
                                             Water Rev., Series 1999 A,
                                             5.500%, 11/1/22 (FGIC)
                   635,000         635,000   Georgia Municipal Electric                      732,003        732,003
                                             Power Auth. Rev., Series
                                             1991 V, 6.500%, 1/1/12
                                             (MBIA-IBC-Bank of New York) (GO of
                                             Participant)
                   255,000         255,000   Georgia Municipal Electric                      292,475        292,475
                                             Power Auth. Rev., Series
                                             1991 V, 6.500%, 1/1/12, Prerefunded
                                             (MBIA-IBC) (GO of Participant)(1)
                   110,000         110,000   Georgia Municipal Electric                      127,804        127,804
                                             Power Auth. Rev., Series
                                             1991 V, 6.500%, 1/1/12
                                             (MBIA-IBC) (GO of
                                             Participant)(1)
                 2,000,000       2,000,000   Henry County Water &                          2,054,740      2,054,740
                                             Sewerage Auth. Rev.,
                                             5.625%, 2/1/30 (FGIC)
   1,000,000                     1,000,000   Metropolitan Atlanta Rapid      1,002,540                    1,002,540
                                             Transit Auth. Sales Tax
                                             Rev., Series 1991 M,
                                             6.050%, 7/1/01                ------------  ------------   ------------
                                                                             3,626,790     5,306,421      8,933,211
                                                                           ------------  ------------   ------------

HAWAII  (1.2%)
   2,000,000                     2,000,000   Hawaii Airport System           2,228,220                    2,228,220
                                             Rev., Series 2000 B,
                                             6.625%, 7/1/17 (FGIC)
                   620,000         620,000   Honolulu City & County                         644,539         644,539
                                             Board Of Water Supply
                                             Rev., 5.500%, 7/1/15 (FSA)
                   580,000         580,000   Honolulu City & County                         599,239         599,239
                                             Board Of Water Supply
                                             Rev., 5.500%, 7/1/16 (FSA)
     500,000                       500,000   Maui County GO, Series            559,030                     559,030
                                             2000 A, 6.500%, 3/1/18
                                             (FGIC)                        ------------  ------------   ------------
                                                                             2,787,250     1,243,778      4,031,028
                                                                           ------------  ------------   ------------

ILLINOIS  (3.1%)
   1,485,000                     1,485,000   Cook County High School         1,052,895                    1,052,895
                                             District No. 202 GO, (Capital
                                              Appreciation), 4.530%,
                                             12/1/08 (FSA)(3)
                 2,000,000       2,000,000   Illinois Dedicated Tax                        2,222,680      2,222,680
                                             Rev., (Civic Center),
                                             6.250%, 12/15/20 (AMBAC)
     655,000                       655,000   Illinois Development              649,190                      649,190
                                             Finance Auth. Gas Supply
                                             Rev., Series 2001 B,
                                             (Midwestern University),
                                             5.125%, 5/15/10
     400,000                       400,000   Illinois Development              396,428                      396,428
                                             Finance Auth. Gas Supply
                                             Rev., Series 2001 B,
                                             (Midwestern University),
                                             5.750%, 5/15/16
                 1,000,000       1,000,000   Illinois Development                            350,000        350,000
                                             Finance Auth. Waste
                                             Disposal Rev., (Armstrong
                                             World Industries), 0%,
                                             12/1/24(4)
                   700,000         700,000   Illinois Health Facilities                      737,191        737,191
                                             Auth. Rev., Series 1992 C,
                                             (Evangelical Hospital),
                                             6.750%, 4/15/02,
                                             Prerefunded at 102% of
                                             Par(1)
                 1,140,000       1,140,000   Illinois Health Facilities                    1,317,327      1,317,327
                                             Auth. Rev., Series 1992 C,
                                             (Evangelical Hospital),
                                             6.750%, 4/15/12(1)
                 1,000,000       1,000,000   Illinois Regional                             1,229,710      1,229,710
                                             Transportation Auth. Rev.,
                                             Series 1990 A, 7.200%,
                                             11/1/20 (AMBAC)
   1,000,000                     1,000,000   Illinois Rural Bond Bank        1,008,680                    1,008,680
                                             Public Projects Construction
                                             Notes, 5.250%, 11/1/01
                 1,000,000       1,000,000   McHenry County                                1,022,850      1,022,850
                                             Conservation District GO,
                                             Series 1998 A, 5.250%,
                                             2/1/18                        ------------  ------------   ------------
                                                                             3,107,193     6,879,758      9,986,951
                                                                           ------------  ------------   ------------

INDIANA  (6.8%)
   1,500,000     1,000,000       2,500,000   Fort Wayne Hospital Auth.       1,322,070       881,380      2,203,450
                                             Rev., (Parkview Health
                                             Systems Inc.), 4.750%,
                                             11/15/28 (MBIA)
   1,000,000                     1,000,000   Franklin Township School        1,019,630                    1,019,630
                                             Building Corporation Marion
                                             County GO, 4.500%, 1/5/03
                                             (FGIC - State Aid Withholding)
   1,900,000                     1,900,000   Indiana Health Facilities       1,977,368                    1,977,368
                                             Financing Auth. Hospital
                                             Rev., (Holy Cross Health
                                             System Corp.), 5.375%,
                                             12/2/12 (MBIA)
                   780,000         780,000   Indiana Transportation                          950,407        950,407
                                             Finance Auth. Rev., Series
                                             1990 A, 7.250%, 6/1/15
                   220,000         220,000   Indiana Transportation                          266,180        266,180
                                             Finance Auth. Rev., Series
                                             1990 A, 7.250%, 6/1/15
                                             (1)
   2,500,000     3,500,000       6,000,000   Indianapolis Airport Auth.      2,649,399     3,709,160      6,358,559
                                             Rev., (Special
                                             Facilities-Federal Express
                                             Corp.), 7.100%, 1/15/17
   1,405,000                     1,405,000   Michigan City School            1,466,525                    1,466,525
                                             Building Corp. Rev.,
                                             5.000%, 1/5/07 (FSA)(2)
   1,610,000                     1,610,000   Michigan City School            1,672,259                    1,672,259
                                             Building Corp. Rev.,
                                             5.000%, 1/5/09 (FSA)(2)
   1,640,000                     1,640,000   Porter County Jail Building     1,609,644                    1,609,644
                                             Corp. GO, 4.700%, 7/10/13
                                             (FSA)
   1,725,000                     1,725,000   Porter County Jail Building     1,691,380                    1,691,380
                                             Corp. GO, 4.800%, 7/10/14
                                             (FSA)
   1,200,000                     1,200,000   Porter County Jail Building     1,261,932                    1,261,932
                                             Corp. GO, 5.250%, 7/10/11
                                             (FSA)
   1,650,000                     1,650,000   Valparaiso Middle Schools       1,727,897                    1,727,897
                                             Building Corporation GO,
                                             5.750%, 7/15/18 (FGIC)        ------------  ------------   ------------
                                                                            16,398,104     5,807,127     22,205,231
                                                                           ------------  ------------   ------------

KANSAS  (0.5%)
                   325,000         325,000   Kansas City Utility                             359,733        359,733
                                             System Rev., 6.375%,
                                             9/1/04, Prerefunded at
                                             102% of Par (FGIC)(1)
                   675,000         675,000   Kansas City Utility                             729,513        729,513
                                             System Rev., 6.375%,
                                             9/1/23 (FGIC)
     500,000                       500,000   Kansas Department of              512,045                      512,045
                                             Transportation Highway
                                             Rev., 5.375%, 3/1/13          ------------  ------------   ------------
                                                                               512,045     1,089,246      1,601,291
                                                                           ------------  ------------   ------------

MASSACHUSETTS  (2.8%)
                  1,000,000      1,000,000   Massachusetts Health &                        1,131,280      1,131,280
                                             Educational Facilities Auth.
                                             Rev., Series 1992 F,
                                             6.250%, 7/1/12 (AMBAC)
                  1,690,000      1,690,000   Massachusetts Housing                         1,792,684      1,792,684
                                             Finance Agency Rev.,
                                             Series 1993 H, 6.750%,
                                             11/15/12 (FNMA)
                  2,000,000      2,000,000   Massachusetts Water                           1,817,220      1,817,220
                                             Pollution Abatement Rev.,
                                             Series 1998 A, (New
                                             Bedford), 4.750%, 2/1/26
                                             (FGIC)
                  2,800,000      2,800,000   Massachusetts Water                           2,573,144      2,573,144
                                             Resource Auth. Rev., Series
                                             1993 C, 4.750%, 12/1/23
                                             (MBIA)
                  2,000,000      2,000,000   Massachusetts Water                           1,934,560      1,934,560
                                             Resources Auth. Rev.,
                                             Series A, 4.750%,
                                             8/1/16 (FSA)                                ------------   ------------
                                                                                           9,248,888      9,248,888
                                                                                         ------------   ------------

MICHIGAN  (0.5%)
                  1,485,000      1,485,000   Grand Valley State                            1,580,545      1,580,545
                                             University Rev., 5.750%,
                                             12/1/15 (FGIC)                              ------------   ------------

MISSISSIPPI  (0.5%)
   1,510,000                     1,510,000   Walnut Grove Correctional       1,579,067                   1,579,067
                                             Auth. COP, 5.250%,
                                             11/1/03 (AMBAC)               ------------                 ------------

MISSOURI  (2.5%)
                  1,145,000      1,145,000   Jackson County Public                         1,206,017     1,206,017
                                             Building Corp. Rev., Series
                                             2000 A, 6.000%, 11/1/18
                  1,775,000      1,775,000   Missouri Development                          1,854,165     1,854,165
                                             Finance Board, Series 2000
                                             A, (Midtown Redevelopment),
                                             5.750%, 4/1/22 (MBIA)
   3,000,000                     3,000,000   Missouri Health &               3,221,520                   3,221,520
                                             Educational Facilities Auth.
                                             Rev., Series 1998 A, (Park
                                             Lane Medical Center),
                                             5.600%, 1/1/15 (MBIA)
   1,500,000                     1,500,000   Missouri Housing                1,719,045                   1,719,045
                                             Development Commission
                                             Mortgage Rev., Series 2000
                                             B-1, (Single Family
                                             Mortgage), 7.450%,
                                             12/26/07 (GNMA/FNMA)
                                                                           ------------  ------------   ------------
                                                                             4,940,565     3,060,182      8,000,747
                                                                           ------------  ------------   ------------

NEBRASKA  (0.4%)
                  1,000,000      1,000,000   Omaha GO, Series 2000 A,                      1,199,320      1,199,320
    6.500%, 12/1/30                                                                      ------------   ------------

NEVADA  (0.9%)
                  2,045,000      2,045,000   Clark County Passenger                        2,000,112      2,000,112
                                             Facility Charge Rev., (Las
                                             Vegas McCarran
                                             International), 5.000%,
                                             7/1/18 (MBIA)
   1,000,000                     1,000,000   Clark County School             1,003,770                    1,003,770
                                             District GO, Series 1997 B,
                                             (Building & Renovation),
                                             5.250%, 6/15/17 (FGIC)
                                                                           ------------  ------------   ------------
                                                                             1,003,770     2,000,112      3,003,882
                                                                           ------------  ------------   ------------

NEW HAMPSHIRE  (0.3%)
                  1,000,000      1,000,000   New Hampshire Health &                        1,028,570      1,028,570
                                             Education Facilities Auth.
                                             Rev., 5.375%, 7/1/16
                                             (AMBAC)
                                                                                         ------------   ------------
NEW JERSEY  (0.8%)
   1,030,000                     1,030,000   Atlantic City Board of          1,094,633                    1,094,633
                                             Education GO, 6.000%,
                                             12/1/02, Prerefunded at
                                             102% of Par (AMBAC)(1)
   1,410,000                     1,410,000   New Jersey Educational          1,508,277                    1,508,277
                                             Facilities Auth. Rev., Series
                                             1994 A, (New Jersey
                                             Institute of Technology),
                                             5.900%, 7/1/08 (MBIA)         ------------                 ------------
                                                                             2,602,910                    2,602,910
                                                                           ------------                 ------------

NEW MEXICO  (0.3%)
     985,000                       985,000   New Mexico Mortgage             1,093,429                    1,093,429
                                             Finance Auth. Rev., Series
                                             1999 D-2, (Single Family
                                             Mortgage), 6.750%, 7/1/07
                                             (GNMA/FNMA/FHLMC)             ------------                 ------------

NEW YORK  (4.8%)
                  2,000,000      2,000,000   New York City Municipal                       1,837,440      1,837,440
                                             Water Finance Auth. Rev.,
                                             Series 1998 D, 4.750%,
                                             6/15/25 (MBIA-IBC)
                  2,000,000      2,000,000   New York City Transitional                    1,725,360      1,725,360
                                             Finance Auth. Rev., Series
                                             1998 B, 4.500%, 11/15/27
                  3,000,000      3,000,000   New York City Transitional                    2,763,750      2,763,750
                                             Finance Auth. Rev., Series
                                             1998 C, 4.750%, 5/1/23
   1,500,000                     1,500,000   New York State Dormitory        1,624,620                    1,624,620
                                             Auth. Rev., Series 1995 A,
                                             (State University
                                             Educational Facilities),
                                             6.500%, 5/15/04
   1,000,000                     1,000,000   New York State Dormitory        1,117,300                    1,117,300
                                             Auth. Rev., Series 1995 A,
                                             (State University
                                             Educational Facilities),
                                             6.500%, 5/15/06
   1,000,000                     1,000,000   New York State Dormitory        1,076,540                   1,076,540
                                             Auth. Rev., Series 1996 E,
                                             (Mental Health Service
                                             Facility), 6.000%, 8/15/04
                                             (AMBAC)
                  1,000,000      1,000,000   New York State Local                          1,052,620     1,052,620
                                             Government Assistance
                                             Corp. Rev., Series 1991 D,
                                             6.750%, 4/1/02,
                                             Prerefunded at 102% of
                                             Par(1)
   1,000,000                     1,000,000   New York State Thruway          1,048,520                   1,048,520
                                             Auth. Service Contract
                                             Rev., 5.300%, 4/1/04
   1,000,000                     1,000,000   New York State Thruway          1,053,870                   1,053,870
                                             Auth. Service Contract
                                             Rev., 5.500%, 4/1/04
   1,160,000                     1,160,000   New York State Thruway          1,243,880                   1,243,880
                                             Auth. Service Contract
                                             Rev., 5.500%, 4/1/06
   1,000,000                     1,000,000   Niagara Falls Bridge            1,054,150                   1,054,150
                                             Commission Toll Rev.,
                                             Series 1993 B, 5.250%,
                                             10/1/15 (FGIC)
                                                                           ------------  ------------   ------------
                                                                             8,218,880     7,379,170     15,598,050
                                                                           ------------  ------------   ------------

NORTH CAROLINA  (2.2%)
   2,000,000                     2,000,000   North Carolina Eastern          2,167,220                    2,167,220
                                             Municipal Power Agency
                                             System Rev., Series 1993
                                             B, 6.000%, 1/1/06 (FSA)
   1,800,000                     1,800,000   North Carolina GO, Series       1,858,248                    1,858,248
                                             1998 A, 4.750%, 4/1/10
   2,000,000                     2,000,000   North Carolina Housing          2,048,560                    2,048,560
                                             Finance Agency, Series
                                             2000 A, (Student
                                             Housing-Appalachian),
                                             VRDN, 5.000%, 7/1/03
                                             (LOC: First Union National Bank)
                  1,000,000      1,000,000   North Carolina Municipal                      1,110,670      1,110,670
                                             Power Agency No.1 Rev.,
                                             (Catawba Electric), 6.000%,
                                             1/1/10 (MBIA)
                                                                           ------------  ------------   ------------
                                                                             6,074,028     1,110,670      7,184,698
                                                                           ------------  ------------   ------------

NORTH DAKOTA  (0.5%)
                   1,500,000     1,500,000   Grand Forks Health Care                       1,546,035      1,546,035
                                             System Rev., (Altru Health
                                             System Obligation Group),
                                             7.125%, 8/15/24
                                                                                         ------------   ------------

OHIO  (2.3%)
   1,500,000                     1,500,000   Bowling Green State             1,546,815                    1,546,815
                                             University, 4.750%, 6/1/09
                                             (FGIC)
   1,200,000                     1,200,000   Ohio Higher Educational         1,280,064                    1,280,064
                                             Facility Commission Rev.,
                                             (University of Dayton),
                                             5.550%, 12/1/07 (FGIC)
                     750,000       750,000   Ohio Higher Educational                         884,715        884,715
                                             Facility Rev., Series 1990
                                             B, (Case Western Reserve
                                             University), 6.500%, 10/1/20
   3,320,000                     3,320,000   Ohio Water Development    3,630,818   3,630,818
                                             Auth. Pollution Control
                                             Facilities Rev., 6.000%,
                                             12/1/05 (MBIA)
                                                                           ------------  ------------   ------------
                                                                             6,457,697       884,715      7,342,412
                                                                           ------------  ------------   ------------
OKLAHOMA  (1.8%)
   3,010,000                     3,010,000   Oklahoma City Airport           3,206,704                    3,206,704
                                             Trust Rev., Series 2000 B,
                                             (Jr. Lien), 5.500%, 7/1/09
                                             (FSA)
   2,500,000                     2,500,000   Oklahoma Industrial Auth.       2,760,975                    2,760,975
                                             Health System Rev., Series
                                             1995 C, 7.000%, 8/15/04
                                             (AMBAC)(1)
                                                                           ------------                 ------------
                                                                             5,967,679                    5,967,679
                                                                           ------------                 ------------

OREGON  (3.8%)
   1,805,000                     1,805,000   Lane County School              1,987,413                    1,987,413
                                             District No. 19 GO,
                                             (Springfield), 6.375%,
                                             10/15/04, Prerefunded at
                                             101% of Par (MBIA)(1)
   4,600,000       1,200,000     5,800,000   Oregon Economic                 4,600,000       1,200,000    5,800,000
                                             Development Rev.,
                                             (Newsprint Company),
                                             VRDN, 3.200%, 6/1/01
                                             (LOC: Toronto Dominion
                                             Bank)
                   2,700,000     2,700,000   Oregon Economic                                 2,700,000    2,700,000
                                             Development Rev., Series
                                             2000-197, (Newsprint
                                             Project), VRDN, 3.200%,
                                             6/1/01 (LOC: Toronto
                                             Dominion Bank)
     750,000                       750,000   Tri-county Metropolitan           760,785                      760,785
                                             Transportation District,
                                             Series 2000 A, 5.375%,
                                             8/1/20
   1,030,000                     1,030,000   Wilsonville Water System        1,043,936                    1,043,936
                                             Rev., 5.375%, 6/1/19
                                             (MBIA)
                                                                           ------------  ------------   ------------
                                                                             8,392,134     3,900,000     12,292,134
                                                                           ------------  ------------   ------------

PENNSYLVANIA  (2.4%)
                   4,000,000     4,000,000   Erie School District GO,                        766,320        766,320
                                             Capital Appreciation,
                                             6.230%, 9/1/30 (AMBAC)(3)
   2,000,000                     2,000,000   Pennsylvania Housing            2,026,860                    2,026,860
                                             Finance Agency GO,
                                             (Multifamily Development -
                                             I), 5.000%, 12/30/02
   2,500,000                     2,500,000   Philadelphia Water and          2,580,800                    2,580,800
                                             Wastewater Rev., 5.150%,
                                             6/15/04 (FGIC)
   1,000,000                     1,000,000   Spring Ford Area School         1,011,920                    1,011,920
                                             District GO, 3.750%, 8/1/03
                                             (FSA)
   1,435,000                     1,435,000   Wilson Area School District     1,473,587                    1,473,587
                                             GO, 4.500%, 2/15/05
                                             (FGIC)(2)
                                                                           ------------  ------------   ------------
                                                                             7,093,167       766,320      7,859,487
                                                                           ------------  ------------   ------------

PUERTO RICO  (0.2%)
                     500,000       500,000   Puerto Rico                                     553,435        553,435
                                             Commonwealth GO, 6.450%,
                                             7/1/04, Prerefunded at
                                             101.5% of Par(1)                            ------------   ------------

RHODE ISLAND  (1.8%)
   1,000,000                     1,000,000   Cranston GO, 6.375%,            1,106,480                    1,106,480
                                             11/15/17 (FGIC)
                   1,100,000     1,100,000   Rhode Island Clean Water                      1,206,997      1,206,997
                                             Safe Drinking Rev., 6.700%,
                                             1/1/15 (AMBAC)
                   2,000,000     2,000,000   Rhode Island Depositors                       2,289,900      2,289,900
                                             Economic Protection Corp.
                                             Special Obligation Rev.,
                                             Series 1993 A, 6.250%,
                                             8/1/16 (MBIA)(1)
                   1,300,000     1,300,000   Rhode Island Depositors                       1,386,931      1,386,931
                                             Economic Protection Corp.
                                             Special Obligation Rev.,
                                             Series 1993 B, 6.000%,
                                             8/1/17 (MBIA)(1)
                                                                           ------------  ------------   ------------
                                                                             1,106,480     4,883,828      5,990,308
                                                                           ------------  ------------   ------------

SOUTH CAROLINA  (1.9%)
   1,700,000                     1,700,000   Florence Water & Sewer      2,037,892                    2,037,892
                                             Rev., 7.500%, 3/1/18
                                             (AMBAC)
                   1,500,000     1,500,000   Piedmont Municipal Power                      1,780,170      1,780,170
                                             Agency Electric Rev.,
                                             6.750%, 1/1/19 (FGIC)
                     860,000       860,000   Piedmont Municipal Power                        996,766        996,766
                                             Agency Electric Rev.,
                                             Series 1991 A, 6.500%,
                                             1/1/16 (FGIC)
                     140,000       140,000   Piedmont Municipal Power                        163,220        163,220
                                             Agency Electric Rev.,
                                             Series 1991 A, 6.500%,
                                             1/1/16 (FGIC)(1)
   1,225,000                     1,225,000   South Carolina Ports Auth.      1,242,138                    1,242,138
                                             Rev., 4.300%, 7/1/05
                                                                           ------------  ------------   ------------
                                                                             3,280,030     2,940,156      6,220,186
                                                                           ------------  ------------   ------------

TENNESSEE  (1.5%)
   4,800,000                     4,800,000   Jackson, VRDN, 3.050%,          4,800,000                    4,800,000
                                             6/6/01 (LOC: Suntrust
                                             Bank N.A.)
                                                                           ------------                 ------------

TEXAS  (10.3%)
   1,000,000                     1,000,000   Dallas-Fort Worth Regional      1,064,680                    1,064,680
                                             Airport Rev., Series 1994 A,
                                             5.900%, 11/1/08 (MBIA)
   1,000,000                     1,000,000   Denison Hospital Auth.          1,052,490                    1,052,490
                                             Rev., (Texoma Medical
                                             Center), 5.900%, 8/15/07
                                             (ACA)
                   1,000,000     1,000,000   Denton Utility System                         1,053,490      1,053,490
                                             Rev., Series 1996 A,
                                             5.950%, 12/1/14 (MBIA)
                   1,000,000     1,000,000   Frisco Independent School                       836,330        836,330
                                             District GO, Series 1998 A,
                                             4.500%, 8/15/29 (PSF-GTD)
   1,520,000                     1,520,000   Harris County Housing           1,543,332                    1,543,332
                                             Finance Corporation Rev.,
                                             (Las Americas Apartments),
                                             4.900%, 3/1/11 (FNMA)
   3,000,000                     3,000,000   Hays Consolidated               1,805,130                    1,805,130
                                             Independent School District
                                             GO, (Capital Appreciation),
                                             5.200%, 8/15/11 (PSF-GTD)(3)
     300,000         274,000       574,000   Houston Participation              312,324       285,256        597,580
                                             Interest, 6.400%, 6/1/27
   2,000,000                     2,000,000   Houston Water & Sewer        2,121,740                    2,121,740
                                             System Rev., Series 1992
                                             A, 6.375%, 12/1/14 (MBIA)
   1,500,000       2,000,000     3,500,000   Houston Water & Sewer         1,489,935     1,986,580      3,476,515
                                             System Rev., Series 1997
                                             C, (Junior Lien), 5.375%,
                                             12/1/27 (FGIC)
   1,000,000                     1,000,000   Lewisville Combination            1,040,100                    1,040,100
                                             Contract Rev., Special
                                             Assessment, (Castle Hills),
                                             VRDN, 4.950%, 11/1/03,
                                             Prerefunded at 100% of
                                             Par(1)
                   1,400,000     1,400,000   Lubbock Health Facilities                       1,380,862      1,380,862
                                             Development Corp. Rev.,
                                             (St. Joseph Health System),
                                             5.250%, 7/1/13
   1,000,000                     1,000,000   North East Independent            931,150                      931,150
                                             School District Texas GO,
                                             4.500%, 2/1/16 (PSF-GTD)
                   1,500,000     1,500,000   Pearland Independent                          1,611,180      1,611,180
                                             School District GO, 6.000%,
                                             2/15/15 (PSF-GTD)
                   2,000,000     2,000,000   San Antonio Electric and                      1,412,300      1,412,300
                                             Gas Rev., 7.100%, 2/1/09
                                             (FGIC)(1)(3)
                   1,000,000     1,000,000   Tarrant County Health                         1,099,470      1,099,470
                                             Facility Development Corp.
                                             Health System Rev., (Ft.
                                             Worth Osteopathic), 6.000%,
                                             5/15/11 (MBIA)
   2,000,000                     2,000,000   Texas Municipal Power           2,068,960                    2,068,960
                                             Agency Rev., 5.750%,
                                             9/1/02 (MBIA)
   1,500,000                     1,500,000   Texas Public Finance Auth.      1,674,705                    1,674,705
                                             Building Rev., (Technical
                                             College), 6.250%, 8/1/09
                                             (MBIA)
                   2,000,000     2,000,000   Texas Southern University                     1,726,700      1,726,700
                                             Rev., Series 1998 B,
                                             4.500%, 11/1/23 (AMBAC)
                   2,000,000     2,000,000   Texas Water Development                       2,049,260      2,049,260
                                             Board Rev., Series 1999 B,
                                             (Sr. Lien), 5.625%, 7/15/21
                   1,000,000     1,000,000   Tomball Independent                             952,220        952,220
                                             School District GO, Series
                                             2001 A, 5.000%, 2/15/23
                                             (PSF-GTD)
                   1,765,000     1,765,000   Travis County GO,                             1,585,500      1,585,500
                                             4.500%, 3/1/19
                   1,000,000     1,000,000   Travis County Health                          1,029,190      1,029,190
                                             Facilities Development
                                             Corp. Rev., Series 1999 A,
                                             (Ascension Health Credit),
                                             5.875%, 11/15/24
                                             (AMBAC)
                   3,380,000     3,380,000   Wylie Independent School                      1,015,893      1,015,893
                                             District GO, 5.500%,
                                             8/15/22 (PSF-GTD)(3)
                                                                           ------------  ------------   ------------
                                                                            15,104,546    18,024,231     33,128,777
                                                                           ------------  ------------   ------------

U.S. VIRGIN ISLANDS (0.9%)
   2,000,000                     2,000,000   Virgin Islands Public           2,038,460                    2,038,460
                                             Finance Auth. Rev., Series
                                             1998 A, (Senior Lien),
                                             5.200%, 10/1/09
   1,000,000                     1,000,000   Virgin Islands Public           1,008,980                    1,008,980
                                             Finance Auth. Rev., Series
                                             1998 C, (Senior Lien),
                                             5.000%, 10/1/02
                                                                           ------------                 ------------
                                                                             3,047,440                    3,047,440
                                                                           ------------                 ------------

UTAH  (1.2%)
     340,000                       340,000   Intermountain Power               353,899                      353,899
                                             Agency Power Supply Rev.,
                                             Series 1993 A, 5.400%,
                                             7/1/08 (MBIA-IBC)
     660,000                       660,000   Intermountain Power               701,019                      701,019
                                             Agency Power Supply Rev.,
                                             Series 1993 A, 5.400%,
                                             7/1/08, Prerefunded at
                                             102% of Par (MBIA-IBC)(1)
                   1,000,000     1,000,000   Salt Lake City Hospital                       1,269,810      1,269,810
                                             Rev., Series 1988 A,
                                             (Intermountain Health
                                             Corporation), 8.125%,
                                             5/15/15(1)
   1,000,000                     1,000,000   Salt Lake County Municipal      1,079,971                    1,079,971
                                             Building Auth. Lease Rev.,
                                             Series 1994 A, 6.000%,
                                             10/1/07 (MBIA)
     445,000                       445,000   Utah Housing Finance              468,994                      468,994
                                             Agency Single Family
                                             Mortgage Rev., 5.650%,
                                             7/1/06
                                                                           ------------  ------------   ------------
                                                                             2,603,883     1,269,810      3,873,693
                                                                           ------------  ------------   ------------

VIRGINIA  (1.2%)
   1,055,000                     1,055,000   Bristol Utility Systems         1,152,841                    1,152,841
                                             Rev., 5.750%, 7/15/14 (FSA)
   1,500,000                     1,500,000   Fairfax County COP,             1,506,165                    1,506,165
                                             5.300%, 4/15/23
                   1,000,000     1,000,000   Hampton Industrial                            1,131,800      1,131,800
                                             Development Auth. Rev.,
                                             Series 1994 A, (Sentara
                                             General Hospital), 6.500%,
                                             11/1/06, Prerefunded at
                                             100% of Par(1)
                                                                           ------------  ------------   ------------
                                                                             2,659,006     1,131,800      3,790,806
                                                                           ------------  ------------   ------------

WASHINGTON  (6.3%)
                   2,000,000     2,000,000   King County GO, Series                        2,167,720      2,167,720
                                             1997 D, 5.750%, 12/1/11
                   1,260,000     1,260,000   Mason County School                           1,308,598      1,308,598
                                             District No. 309 Shelton GO,
                                             5.625%, 12/1/17 (FGIC)(2)
   1,000,000                     1,000,000   Pierce County School            1,036,370                    1,036,370
                                             District No. 320 GO,
                                             5.750%, 12/1/02
   1,000,000                     1,000,000   Port of Seattle Rev.,           1,034,710                    1,034,710
                                             Series 1997 B, 5.100%,
                                             10/1/03 (FGIC)
   1,500,000       1,015,000     2,515,000   Port of Seattle Rev.,           1,638,555     1,108,756      2,747,311
                                             Series 2000 B, 6.000%,
                                             2/1/15 (MBIA)
   1,220,000                     1,220,000   Port of Seattle Rev.,           1,273,473                    1,273,473
                                             Series 2000 D, 5.500%,
                                             2/1/04 (MBIA)
   1,055,000                     1,055,000   Port Olympia GO, Series         1,083,791                    1,083,791
                                             1998 B, 5.350%, 12/1/12
                                             (AMBAC)
   2,000,000                     2,000,000   Snohomish County Public         2,093,340                    2,093,340
                                             Utility District No. 1 Electric
                                             Rev., 5.625%, 1/1/05
                                             (FGIC)
   1,000,000                     1,000,000   Snohomish County School         1,015,400                    1,015,400
                                             District No. 15 GO, 6.125%,
                                             12/1/03
   1,000,000                     1,000,000   Tacoma Electric System          1,075,220                    1,075,220
                                             Rev., 6.100%, 1/1/07
                                             (FGIC)
                   1,720,000     1,720,000   University of Washington                      1,819,966      1,819,966
                                             University Rev., (Student
                                             Facilities Fee), 5.875%,
                                             6/1/18 (FSA)
                   1,000,000     1,000,000   Washington GO, Series                         1,183,180      1,183,180
                                             1990 A, 6.750%, 2/1/15
   1,000,000                     1,000,000   Washington Public Power         1,003,430                    1,003,430
                                             Supply System Rev., Series
                                             1990 B, (Nuclear Project
                                             No. 1), 7.100%, 7/1/01 (FGIC)
     500,000                       500,000   Washington Public Power           501,675                      501,675
                                             Supply System Rev., Series
                                             1990 C, (Nuclear Project
                                             No. 2), 7.000%, 7/1/01 (FGIC)
                   1,000,000     1,000,000   Washington Public Power                       1,061,050      1,061,050
                                             Supply System Rev., Series
                                             1996 A, (Nuclear Project
                                             No. 1), 5.750%, 7/1/12
                                                                           ------------  ------------   ------------
                                                                            11,755,964     8,649,270     20,405,234
                                                                           ------------  ------------   ------------

WISCONSIN  (2.4%)
   1,155,000                     1,155,000   Slinger School District GO,     1,189,592                    1,189,592
                                             5.100%, 4/1/12 (FSA)
                   1,180,000     1,180,000   Winneconne Community                          1,332,586      1,332,586
                                             School District GO, 6.750%,
                                             4/1/06, Prerefunded at
                                             100% of Par (FGIC)(1)
                   1,900,000     1,900,000   Wisconsin Clean Water           2,257,657                    2,257,657
                                             Rev., 6.875%, 6/1/11
   2,590,000                     2,590,000   Wisconsin Health and            2,876,973                    2,876,973
                                             Educational Facilities Rev.,
                                             (Aurora Medical Group),
                                             6.000%, 11/15/10 (FSA)
                                                                           ------------  ------------   ------------
                                                                             4,066,565     3,590,243      7,656,808
                                                                           ------------  ------------   ------------

MULTI-STATE  (0.9%)
   3,000,000                     3,000,000   Koch Floating Rate Trust        3,000,000                    3,000,000
                                             Rev., Series 2000-1, VRDN,
                                             3.300%, 6/7/01 (AMBAC),
                                             (SBBPA: State Street Bank
                                             & Trust Co.) (Acquired
                                             5/29/01, Cost $3,000,000)(5)
                                                                           ------------  ------------   ------------

TOTAL INVESTMENT SECURITIES (Combined Cost $315,581,497)                  $206,072,495  $118,604,622   $324,677,117
                                                                          ============= =============  =============

Percentages indicated are based on combined investment securities of $324,677,117.
ACA = American Capital Access
AMBAC = AMBAC Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance Inc.
GNMA = Government National Mortgage Association
GO = General Obligation
IBC = Insured Bond Certificate
LOC = Letter of Credit
MBIA = MBIA Insurance Corp.
PSF = Permanent School Fund
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective May 31, 2001.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) When-issued security.
(3) Security is a zero-coupon municipal bond. The yield to maturity at purchase is indicated. Zero-coupon securities are purchased at a substantial discount from their value at maturity.
(4) Security is in default.
(5) Security was purchased under Rule 144A[or Section 4(2)] of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2001, was $3,000,000, which represented 1.0% of combined net assets.

See notes to financial statements.

LONG-TERM TAX-FREE
INTERMEDIATE-TERM TAX-FREE
Statements of Assets and Liabilities

MAY 31, 2001 (UNAUDITED)

                                                                                                Pro Forma
                                          INTERMEDIATE-TERM   LONG-TERM                        Combining
                                               TAX-FREE        TAX-FREE       Adjustments       (Note 1)
                                         ------------------- -------------- ---------------- -------------
ASSETS
Investment securities at value
(Idendified Cost of $200,793,422
and $114,788,075, respectively)              206,072,495     118,604,622                      324,677,117
Cash                                                   -               -                                -
Receivable for investments sold                  560,080               -                          560,080
Receivable for capital shares sold....           280,793         786,845                        1,067,638
Dividends and interest receivable.             2,738,848       1,757,224                        4,496,072
                                            -------------   -------------   --------------   -------------
                                             209,652,216     121,148,691                0     330,800,907
                                            -------------   -------------   --------------   -------------

LIABILITIES
Disbursements in excess
of demand deposit cash                         6,571,241       2,975,541                        9,546,782
Payable for investments purchased             14,706,270       4,862,109                       19,568,379
Accrued management fees                           79,970          47,561                          127,531
Dividends payable                                108,310         100,899                          209,209
Payable for trustees' fees and expenses              562             334                              896
                                            -------------   -------------   --------------   -------------
                                              21,466,353       7,986,444                0      29,452,797
                                            -------------   -------------   --------------   -------------

Net Assets                                  $188,185,863    $113,162,247               $0    $301,348,110
                                            =============   =============   ==============   =============

CAPITAL SHARES
Outstanding                                   17,914,310      10,981,107    (198,706) (a)      28,696,711
                                            =============   =============   ==============   =============

Net Asset Value Per Share                         $10.50          $10.31                           $10.50
                                            =============   =============   ==============   =============

NET ASSETS CONSIST OF:
Capital (par value and paid in surplus)     $182,238,359    $110,457,282                      292,695,641
Accumulated undistributed net
realized gain (loss) on investment
transactions                                     668,431     (1,111,582)                         (443,151)
Net unrealized appreciation
on investments (Note 3)                        5,279,073       3,816,547                        9,095,620
                                            -------------   -------------   --------------   -------------
                                            $188,185,863    $113,162,247               $0    $301,348,110
                                            =============   =============   ==============   =============

(a) Adjustment to reflect the issuance of Intermediate-Term Tax-Free shares in exchange for shares of the Long-Term Tax-Free Fund in connection with the proposed organization.

LONG-TERM TAX-FREE
INTERMEDIATE-TERM TAX-FREE
Statements of Operations

YEAR ENDED MAY 31, 2001 (UNAUDITED)

                                                                                               Pro Forma
                                          INTERMEDIATE-TERM   LONG-TERM                        Combining
                                               TAX-FREE        TAX-FREE       Adjustments       (Note 1)
                                          ----------------- --------------- --------------- -------------
Investment Income
Income:
Interest                                      $8,508,339      $5,929,069                      $14,437,408
                                            -------------   -------------   --------------   -------------

Expenses:
Management fees                                  835,937         540,837                        1,376,774
Trustees' fees and expenses                        7,223           4,693                           11,916
                                            -------------   -------------   --------------   -------------
                                                 843,160         545,530                0       1,388,690
                                            -------------   -------------   --------------   -------------

Net investment income                          7,665,179       5,383,539                0      13,048,718

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS

Net realized gain on
  investment transactions                      2,694,728       1,840,183                        4,534,911
Change in net unrealized
  appreciation on investments                  6,048,297       4,416,449                       10,464,746
                                            -------------   -------------   --------------   -------------
Net realized and unrealized
  gain on investments                          8,743,025       6,256,632                0      14,999,657
                                            -------------   -------------   --------------   -------------

Net Increase in Net Assets
Resulting from Operations                    $16,408,204     $11,640,171               $0     $28,048,375
                                            =============   =============   ==============   =============

Notes to Pro Forma Financial Statements (unaudited)

1.    Basis of Combination-The unaudited Pro Forma Combining Schedule of
      Investments, Pro Forma Combining Statement of Assets and Liabilities and
      Pro Forma Combining Statement of Operations reflect the accounts of
      Long-Term Tax-Free Fund and Intermediate-Term Tax-Free at and for the year ended May 31, 2001.

      The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the non-surviving fund, Long-Term
      Tax-Free, in exchange for shares of the surviving fund for purposes of maintaining the financial statements and performance, Intermediate-Term
      Tax-Free. The merged fund will be named the Tax-Free Bond Fund.

      In accordance with generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods for the surviving fund will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligation under the Agreement and Plan of Reorganization.  Under the terms of the
      Plan of Reorganization, the combination of the funds will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies
      (sometimes referred to as the pooling without restatement method).

      The Pro Forma Combining Schedule of Investments, Statement of Assets and
      Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of the funds included or incorporated by reference in the Statement of Additional Information.

2.    Portfolio Valuation- Securities are valued through valuations obtained from a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

3.    Capital Shares-The pro forma net asset value per share assumes the issuance of shares of the surviving financial fund that would have been issued at May 31, 2001, in connection with the proposed reorganization.
      The number of shares assumed to be issued is equal to the net asset value of shares of the non-surviving financial fund, as of May 31, 2001, divided by the net asset value per share of the shares of the surviving financial fund as of May 31, 2001.  The pro forma total number of shares outstanding for the combined fund consists of the following at May 31, 2001:

                                                               Additional Shares
      Combined          Total Outstanding   Shares of          Assumed Issued
      Fund              Shares              Surviving Fund     in Reorganization
      ---------------------------------------------------------------------------
      Tax-Free Bond     28,696,711          17,914,310         10,782,401

4.    Investments-At May 31, 2001, the funds had the following net capital loss carryforwards available to offset future capital gains. To the extent that those carryforward losses are used to offset capital gains, it is probable that any gains so offset will not be distributed.

      Fund                   Net Capital Loss Carryforward
      ---------------------------------------------------------------------------
      Long-Term Tax-Free     $1,148,018

AMERICAN CENTURY MUNICIPAL TRUST

PART C    OTHER INFORMATION

Item 15. Indemnification.

As stated in Article VII, Section 3 of the Amended Declaration of Trust,
incorporated herein by reference to Exhibit a to the Registration Statement,
"The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the
Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby incorporates by reference, as though set forth fully herein,
Article VI of the Registrant's Bylaws, amended and restated on March 9, 1998, incorporated herein by reference to Exhibit b to Post-Effective Amendment No. 23 to the Registration Statement on March 26, 1998, File No. 2-91229.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 16   EXHIBITS (all exhibits not filed herewith are being incorporated herein by reference).

     (1)  (a) Amended Declaration of Trust, dated March 9, 1998 and amended
          March 1, 1999 (filed electronically as Exhibit a to Post-Effective
          Amendment No. 27 to the Registration Statement of the Registrant on
          September 2, 1999, File No. 2-91229).

          (b) Amendment to the Declaration of Trust, dated March 6, 2001 is included herein (filed electronically as Exhibit a2 to Post-Effective
          Amendment No. 31 to the Registration Statement of the Registrant on
          April 20, 2001, File No. 2-91229).

          (c) Amendment No. 2 to the Declaration of Trust dated August 1, 2001
          (to be filed by amendment).

     (2)  Amended and Restated Bylaws, dated March 9, 1998 (filed electronically as Exhibit 2b to Post-Effective Amendment No. 23 to the Registration
          Statement of the Registrant on March 26, 1998, File No. 2-91229).

     (3)  Not applicable

     (4)  Agreement and Plan of Reorganization is included herein.

     (5)  Not applicable

     (6)  (a) Investor Class Management Agreement between American Century
          Municipal Trust and American Century Investment Management, Inc.,
          dated August 1, 1997 (filed electronically as Exhibit 5 to
          Post-Effective Amendment No. 33 to the Registration Statement of
          American Century Government Income Trust on July 31, 1997, File No.
          2-99222).

          (b) Amendment to the Investor Class Investment Management Agreement
          between American Century Municipal Trust and American Century
          Investment Management, Inc., dated March 31, 1998 (filed
          electronically as Exhibit 5b to Post-Effective Amendment No. 23 to the
          Registration Statement of the Registrant on March 26, 1998, File No.
          2-91229).

          (c) Amendment to the Investor Class Management Agreement between
          American Century Municipal Trust and American Century Investment
          Management, Inc., dated July 1, 1998 (filed electronically as Exhibit
          d3 to Post-Effective Amendment No. 39 to the Registration Statement of
          American Century Government Income Trust on July 28, 1999, File No.
          2-99222).

          (d) Amendment No. 1 to the Investor Class Management Agreement between
          American Century Municipal Trust and American Century Investment
          Management, Inc., dated September 16, 2000 (filed electronically as
          Exhibit d4 to Post-Effective Amendment No. 30 to the Registration
          Statement of American Century California Tax-Free and Municipal Funds
          on December 29, 2000, File No. 2-82734).

          (e) Amendment No. 2 to the Investor Class Management Agreement between
          American Century Municipal Trust and American Century Investment
          Management, Inc., dated August 1, 2001 (to be filed by amendment).

          (f) C Class Management Agreement between American Century Target
          Maturities Trust, American Century California Tax-Free and Municipal
          Funds, American Century Government Income Trust, American Century
          Investment Trust, American Century Quantitative Equity Funds, American
          Century Municipal Trust and American Century Investment Management
          Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (g) Amendment No. 1 to the C Class Management Agreement between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management Inc., dated August 1, 2001 (to be filed by amendment).

     (7)  (a) Distribution Agreement between American Century Municipal Trust and American Century Investment Services, Inc., dated March 13, 2000
          (filed electronically as Exhibit e7 to Post-Effective Amendment No. 17
          to the Registration Statement of American Century World Mutual Funds,
          Inc. on March 30, 2000, File No. 33-39242).

          (b) Amendment No. 1 to the Distribution Agreement between American
          Century Municipal Trust and American Century Investment Services,
          Inc., dated June 1, 2000 (filed electronically as Exhibit e9 to
          Post-Effective Amendment No. 19 to the Registration Statement of
          American Century World Mutual Funds, Inc. on May 24, 2000, File No.
          33-39242).

          (c) Amendment No. 2 to the Distribution Agreement between American
          Century Municipal Trust and American Century Investment Services,
          Inc., dated November 20, 2000 (filed electronically as Exhibit e10 to
          Post-Effective Amendment No. 29 to the Registration Statement of
          American Century Variable Portfolios, Inc. on December 1, 2000, File
          No. 33-14567).

          (d) Amendment No. 3 to the Distribution Agreement between American
          Century Municipal Trust and American Century Investment Services,
          Inc., dated March 1, 2001 (filed electronically as Exhibit e4 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (e) Amendment No. 4 to the Distribution Agreement between American
          Century Municipal Trust and American Century Investment Services,
          Inc., dated April 30, 2001 (filed electronically as Exhibit e5 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (f) Amendment No. 5 to the Distribution Agreement between American
          Century Municipal Trust and American Century Investment Services, Inc.
          dated August 1, 2001 (to be filed by amendment).

          (g) Amendment No. 6 to the Distribution Agreement between American
          Century Municipal Trust and American Century Investment Services, Inc.
          dated August 1, 2001 (to be filed by amendment).

     (8)  Not applicable.

     (9)  (a) Master Agreement by and between Twentieth Century Services, Inc.
          and Commerce Bank, N.A., dated January 22, 1997 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 28, 1997,
          File No. 2-14213).

          (b) Global Custody Agreement between American Century Investments and
          The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the Registration
          Statement of American Century Government Income Trust on February 7,
          1997, File No. 2-99222).

          (c) Amendment to the Global Custody Agreement between American Century
          Investments and The Chase Manhattan Bank, dated December 9, 2000
          (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2
          to the Registration Statement of American Century Variable Portfolios
          II, Inc. on January 9, 2001, File No. 333-46922).

     (10) (a) Master Distribution and Individual Shareholder Services Plan of
          American Century Government Income Trust, American Century Investment
          Trust, American Century California Tax-Free and Municipal Funds,
          American Century Municipal Trust, American Century Target Maturities
          Trust and American Century Quantitative Equity Funds (C Class), dated
          September 16, 2000 (filed electronically as Exhibit m3 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (b) Amendment No. 1 to the Master Distribution and Individual
          Shareholder Services Plan of American Century Government Income Trust,
          American Century Investment Trust, American Century California
          Tax-Free and Municipal Funds, American Century Municipal Trust,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (C Class), dated August 1, 2001 (to be filed by amendment).

          (c) Amended and Restated Multiple Class Plan of American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century International Bond Fund, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds, dated November 20, 2000 (filed electronically as Exhibit
          n to Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (d) Amendment No. 1 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Fund, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds, dated August 1, 2001 (to be filed by amendment).

     (11) Opinion and Consent of Counsel as to the legality of the securities being registered (filed electronically as Exhibit i to Post-Effective
          Amendment No. 27 to the Registration Statement of the Registrant on
          September 2, 1999, File No. 2-91229).

     (12) Opinion and Consent of Counsel as to the tax matters and consequences to shareholders is included herein.

     (13)  (a) Transfer Agency Agreement between American Century Municipal Trust and American Century Services Corporation, dated August 1, 1997 (filed electronically as Exhibit 9 to Post-Effective Amendment No. 33 to the
          Registration Statement of American Century Government Income Trust on
          July 31, 1997, File No. 2-99222).

          (b) Amendment to the Transfer Agency Agreement between American
          Century Municipal Trust and American Century Services Corporation,
          dated March 9, 1998 (filed electronically as Exhibit B9b to
          Post-Effective Amendment No. 23 to the Registration Statement of the
          Registrant on March 26, 1998, File No. 2-91229).

          (c) Amendment No. 1 to the Transfer Agency Agreement between American
          Century Municipal Trust and American Century Services Corporation,
          dated June 29, 1998 (filed electronically as Exhibit 9b to
          Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Quantitative Equity Funds on June 29, 1998, File No.
          33-19589).

          (d) Amendment No. 2 to the Transfer Agency Agreement between American
          Century Municipal Trust and American Century Services Corporation,
          dated November 20, 2000 (filed electronically as Exhibit h4 to
          Post-Effective Amendment No. 30 to the Registration Statement of
          American Century California Tax-Free and Municipal Funds on December
          29, 2000, File No. 2-82734).

          (e) Amendment No. 3 to the Transfer Agency Agreement between American
          Century Municipal Trust and American Century Services Corporation,
          dated August 1, 2001 (to be filed by amendment).

          (f) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent, dated as of December 19, 2000
          (filed electronically as Exhibit h5 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century Target Maturities
          Trust on January 31, 2001, File No. 2-94608).

     (14) (a) Consent of PricewaterhouseCoopers LLP, independent accountants (to be filed by amendment).

          (b) Consent of KPMG Peat Marwick, LLP, independent auditors (filed electronically as Exhibit 11 to Post-Effective Amendment No. 33 to the
          Registration Statement of American Century Government Income Trust on
          July 31, 1997, File No. 2-99222).

     (15) Not applicable.

     (16) Power of Attorney, dated September 16, 2000 (filed electroncially as Exhibit j3 to Post-Effective Amendment No. 29 to the Registration
          Statement of the Registrant, on September 28, 2000, File No. 2-91229).

     (17) (a) Form of proxy is filed herein.

          (b) Long-Term Tax Free and Tax-Free Bond Prospectus dated October 1,
          2000 (filed electronically on September 28, 2000).

          (c) Statement of Additional Information dated October 1, 2000 (filed electronically on September 28, 2000).

          (d) Long-Term Tax Free and Tax-Free Bond Annual Report dated May 31,
          2001 (to be filed by amendment).

Item 17. Undertakings - Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri, on the
29th day of June, 2001.

                           AMERICAN CENTURY MUNICIPAL TRUST (Registrant)

                           By: /*/William M. Lyons
                               William M. Lyons
                               President, Trustee and Principal Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement, has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                 Title                     Date
---------                                 -----                     ----

*William M. Lyons                    President, Trustee        June 29, 2001
---------------------------------    and Principal Executive
William M. Lyons                     Officer

*Maryanne Roepke                     Senior Vice President,    June 29, 2001
---------------------------------    Treasurer and
Maryanne Roepke                      Chief Accounting Officer

*James E. Stowers III                Trustee,                  June 29, 2001
---------------------------------    Chairman of the Board
James E. Stowers III

*Albert A. Eisenstat                 Trustee                   June 29, 2001
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Trustee                   June 29, 2001
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Trustee                   June 29, 2001
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Trustee                   June 29, 2001
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Trustee                   June 29, 2001
---------------------------------
Jeanne D. Wohlers

/s/Janet A. Nash
*by Janet A. Nash,  Attorney in Fact (pursuant to a Power of Attorney dated
September 16, 2000).